                   MUTUAL OF AMERICA INVESTMENT CORPORATION

  We are pleased to report that performance of the funds offered by Mutual of America Investment Corporation for the six months ended June 30, 1998 was, overall, quite positive.

  The U.S. economy grew at a slower pace during the first half of 1998 compared to the rapid growth of 1997. The Asian financial crisis and the General Motors strike have already impacted the second half of this year.

  The equity market has already given back part of the tremendous gains of this year. It will continue to experience higher levels of volatility as investors vacillate between concerns over earnings and their seemingly unfailing desire to be in the market. Inflation should remain moderate as commodity prices remain low and competitively priced imports limit the pricing power of producers.

  The bond market should continue to benefit from the reduced pace of the U.S. economy and the flight to quality pushed by the Asian financial difficulties. Overall, the bond market should remain strong.

  The total return performance of each fund for the six months ended June 30, 1998 was as follows:

   Money Market Fund..................................................... + 2.7%
   All America Fund...................................................... +14.4%
   Equity Index Fund..................................................... +17.5%
   Bond Fund............................................................. + 4.0%
   Short-Term Bond....................................................... + 2.7%
   Mid-Term Bond Fund.................................................... + 3.1%
   Composite Fund........................................................ + 9.8%
   Aggressive Equity Fund................................................ + 1.4%

  Please note that the above total return performance figures do not reflect the deduction of Separate Account fees and expenses, which are imposed by Mutual of America Life Insurance Company and The American Life Insurance Company of New York, respectively.

  On the pages which immediately follow are brief presentations and graphs for each fund (except the Money Market Fund) which illustrate each fund's respective:

  . Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;
  . Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and
  . Historical performance compared with appropriate indexes.

  The portfolios of each fund and financial statements are presented in the pages which then follow.

  Your participation in these funds is appreciated.

                                      Sincerely,

                                      /s/ Dolores J. Morrissey
                                      Dolores J. Morrissey
                                      Chairman of the Board, President and CEO
                                      Mutual of America Investment Corporation

                               MONEY MARKET FUND

  The Money Market Fund returned 5.5% for the twelve months ended June 30, 1998, comparing favorably to the Salomon Brothers three-month Treasury Bill Index return of 5.2%. The current seven-day annualized effective yield as of 8/18/98 is 5.50%. As is the case with all past performance reportings, this yield is not necessarily indicative of future actual yields.

                               ALL AMERICA FUND

  The investment objective of approximately 60% of this fund's assets is to provide investment results that, to the extent practical, correspond to the performance of the Standard & Poor's 500 Index. The investment objective of the remaining assets is to achieve a high level of return by means of a diversified portfolio. These assets are actively managed by three sub-advisors and by Mutual of America Capital Management Corporation.

  For the twelve months ended June 30, 1998, the fund's total return of 24.0% was below that of the S&P 500 Index, which returned 30.2%. The performance of the fund, in relation to the index was hindered by the overall laggard performance experienced by smaller capitalized companies which comprised approximately half of the actively managed assets of this fund.

 [THE FOLLOWING CHART WAS REPRESENTED IN THE PRINTED MATERIAL AS A LINE GRAPH]

           GROWTH OF A $10,000 INVESTMENT

        All America Fund*      S & P 500 Index
6/88         $10,000                  $10,000
6/89         $11,315                  $12,053
6/90         $12,892                  $14,042
6/91         $13,586                  $15,081
6/92         $14,928                  $17,103
6/93         $16,972                  $19,434
5/94         $17,434                  $19,973
6/94         $17,040                  $19,704
6/95         $21,756                  $24,841
6/96         $27,136                  $31,300
6/97         $34,754                  $42,161
6/98         $43,099                  $54,877

                All America Fund*                                               S & P 500 INDEX
                -----------------                                               ---------------
Period           Growth              Total Return               Period           Growth              Total Return
                                     ------------                                                    ------------
Ended              of           Cumu-           Average         Ended              of           Cumu-           Average
6/30/98         $10,000         lative          Annual          6/30/98         $10,000         lative          Annual
-------------------------------------------------------         -------------------------------------------------------
1 Year          $12,401         24.0%           24.0%           1 Year          $13,016         30.2%           30.2%
Since 5/2/94*   $24,722        147.2%           24.3%           Since 5/2/94    $27,476        174.8%           27.5%
5 Years         $25,394        153.9%           20.5%           5 Years         $28,237        182.4%           23.1%
10 Years        $43,099        331.0%           15.7%           10 Years        $54,877        448.8%           18.6%
-------------------------------------------------------         -------------------------------------------------------

* Prior to May 2, 1994, the Fund was known as the Stock Fund, had a different investment objective and did not have any subadvisers. Performance data which includes periods prior to 5/2/94, reflects performance results achieved in accordance with the previous objective of the Stock Fund.

  The line representing the performance return of the All America Fund includes expenses, (such as transaction costs and management fees), that reduce returns, while the performance return line of the index does not.

                               EQUITY INDEX FUND

  For the twelve months ended June 30, 1998, the Equity Index Fund returned 29.8%. Consistent with its investment objective, the Equity Index Fund nearly replicated the performance of the S&P 500.

  Although investors continue to experience a great degree of volatility due to uncertainty in the economic climate, the fund enjoyed positive returns in each of the first two quarters of 1998. The major contributors to performance in this period were stocks in the financial, communications and healthcare sectors. Lagging the overall index were basic industry and technology. In a continuation of a prevalent trend, large capitalization companies generally outperformed smaller capitalization companies.

 [THE FOLLOWING CHART WAS REPRESENTED IN THE PRINTED MATERIAL AS A LINE GRAPH]

           GROWTH OF A $10,000 INVESTMENT

        Equity Index Fund       S & P 500 Index
2/93          $10,000                  $10,000
6/93          $10,116                  $10,140
6/94          $10,266                  $10,281
6/95          $12,915                  $12,961
6/96          $16,183                  $16,331
6/97          $21,789                  $21,997
6/98          $28,276                  $28,632

                Equity Index Fund                                                       S & P 500
                -----------------                                                       ---------
Period           Growth              Total Return               Period           Growth              Total Return
                                     ------------                                                    ------------
Ended              of           Cumu-           Average         Ended              of           Cumu-           Average
6/30/98         $10,000         lative          Annual          6/30/98         $10,000         lative          Annual
-------------------------------------------------------         -------------------------------------------------------
1 Year          $12,977         29.8%           29.8%           1 Year          $13,016         30.2%           30.2%
5 Years         $27,952        179.5%           22.8%           5 Years         $28,237        182.4%           23.1%
Since 2/5/93                                                    Since 2/5/93
 (Inception)    $28,276        182.8%           21.2%             (Inception)    $28,632       186.3%           21.5%
-------------------------------------------------------         -------------------------------------------------------

  The line representing the performance return of the Equity Index Fund includes expenses, (such as transaction costs and management fees), that reduce returns, while the performance return line of the index does not.

                                   BOND FUND

  The Bond Fund seeks a high level of return consistent with preservation of capital through investment in publicly traded debt securities. The fund's return was enhanced by a focus on corporate and U.S. Agency issues. For the tweleve months ended June 30, 1998, the fund returned 11.6%, versus the Index's return of 11.3%

 [THE FOLLOWING CHART WAS REPRESENTED IN THE PRINTED MATERIAL AS A LINE GRAPH]

                     GROWTH OF A $10,000 INVESTMENT

        Bond Fund       Lehman Brothers Gov't./Corp Bond Index
6/88      $10,000                         $10,000
6/89      $11,125                         $11,234
6/90      $11,709                         $12,032
6/91      $12,604                         $13,262
6/92      $14,373                         $15,141
6/93      $16,584                         $17,133
6/94      $16,540                         $16,884
6/95      $18,708                         $19,040
6/96      $19,702                         $19,927
6/97      $21,212                         $21,471
6/98      $23,669                         $23,893

                      Bond Fund                                            Lehman Bros. Gov't/Corp. Bond Index
                      ---------                                            -----------------------------------
Period           Growth              Total Return               Period           Growth              Total Return
                                     ------------                                                    ------------
Ended              of           Cumu-           Average         Ended              of           Cumu-           Average
6/30/98         $10,000         lative          Annual          6/30/98         $10,000         lative          Annual
-------------------------------------------------------         -------------------------------------------------------
1 Year          $11,158         11.6%           11.6%           1 Year          $11,128         11.3%           11.3%
5 Years         $14,272         42.7%            7.4%           5 Years         $13,946         39.5%            6.9%
10 Years        $23,669        136.7%            9.0%           10 Years        $23,893        138.9%            9.1%
-------------------------------------------------------         -------------------------------------------------------

  The line representing the performance return of the Bond Fund includes expenses, (such as transaction costs and management fees), that reduce returns, while the performance return line of the index does not.

                             SHORT-TERM BOND FUND

  The Short-Term Bond Fund maintains an average maturity of between one and three years. Its objectives are to achieve a high total return within this maturity constraint and to maintain principal value. For the twelve months ended June 30, 1998, the fund returned 5.9% versus the Salomon Brothers 1-3 year Index return of 6.8%.

 [THE FOLLOWING CHART WAS REPRESENTED IN THE PRINTED MATERIAL AS A LINE GRAPH]

                          GROWTH OF A $10,000 INVESTMENT

        Short-Term Bond Fund       Salomon Brothers 1-3 Year Bond Index
2/93          $10,000                                 $10,000
6/93          $10,240                                 $10,232
6/94          $10,439                                 $10,406
6/95          $11,066                                 $11,206
6/96          $11,625                                 $11,824
6/97          $12,324                                 $12,605
6/98          $13,056                                 $13,468

                Short-Term Bond Fund                                    Salomon Bros. 1-3 Year Bond Index
                --------------------                                    ---------------------------------
Period           Growth              Total Return               Period           Growth              Total Return
                                     ------------                                                    ------------
Ended              of           Cumu-           Average         Ended              of           Cumu-           Average
6/30/98         $10,000         lative          Annual          6/30/98         $10,000         lative          Annual
-------------------------------------------------------         -------------------------------------------------------
1 Year          $10,594          5.9%            5.9%           1 Year          $10,684          6.8%            6.8%
5 Years         $12,750         27.5%            5.0%           5 Years         $13,162         31.6%            5.6%
Since 2/5/93                                                    Since 2/5/93
 (Inception)    $13,056         30.6%            5.1%             (Inception)    $13,468        34.7%            5.7%
-------------------------------------------------------         -------------------------------------------------------

  The line representing the performance return of the Short-Term Bond Fund includes expenses, (such as transaction costs and management fees), that reduce returns, while the performance return line of the index does not.

                              MID-TERM BOND FUND

  The average maturity of this fund will be between three and seven years. The fund attempts to maintain a high average quality relative to its index through the use of a high percentage of U.S. Government and Agency backed securities. For the twelve months ended June 30, 1998, the fund returned 7.7%, versus 9.1% for the Salomon Brothers 3-7 year Index.

 [THE FOLLOWING CHART WAS REPRESENTED IN THE PRINTED MATERIAL AS A LINE GRAPH]

                      GROWTH OF A $10,000 INVESTMENT

        Mid-Term Bond Fund  Salomon Brothers 3-7 Year Bond Index
2/93             $10,000                       $10,000
6/93             $10,457                       $10,460
6/94             $10,302                       $10,399
6/95             $11,469                       $11,561
6/96             $11,947                       $12,122
6/97             $12,864                       $13,025
6/98             $13,850                       $14,213

                 Mid-Term Bond Fund                                    Salomon Bros. 3-7 Year Bond Index
                 ------------------                                    ---------------------------------
Period           Growth              Total Return               Period           Growth              Total Return
                                     ------------                                                    ------------
Ended              of           Cumu-           Average         Ended              of           Cumu-           Average
6/30/98         $10,000         lative          Annual          6/30/98         $10,000         lative          Annual
-------------------------------------------------------         -------------------------------------------------------
1 Year          $10,767          7.7%            7.7%           1 Year          $10,912          9.1%            9.1%
5 Years         $13,245         32.4%            5.8%           5 Years         $13,589         35.9%            6.3%
Since 2/5/93                                                    Since 2/5/93
 (Inception)    $13,850         38.5%            6.2%             (Inception)   $14,213         42.1%            6.7%
-------------------------------------------------------         -------------------------------------------------------

  The line representing the performance return of the Mid-Term Bond Fund includes expenses, (such as transaction costs and management fees), that reduce returns, while the performance return line of the index does not.

                                COMPOSITE FUND

  For the twelve months ended June 30, 1998, the Composite Fund returned 20.5%. A hypothetical blended index, consisting of 50% stocks (pegged to the S&P 500), 40% bonds (pegged to the Lehman Brothers Government/Corporate Bond Index) and 10% cash equivalents (pegged to the Salomon Brothers 3-month T-bill Index) would have returned 19.9%. The fixed-income portions of the fund outperformed their respective indexes, while the equity portion underperformed the S&P 500 Index.

 [THE FOLLOWING CHART WAS REPRESENTED IN THE PRINTED MATERIAL AS A LINE GRAPH]

                                                    GROWTH OF A $10,000 INVESTMENT

        Composite Fund    Lehman Brothers Gov't./Corp Bond Index    S&P 500 Index    Salomon Brothers 3 month Treasury Bill Index
6/88        $10,000                       $10,000                      $10,000                        $10,000
6/89        $11,137                       $11,234                      $12,053                        $10,821
6/90        $12,380                       $12,032                      $14,042                        $11,711
6/91        $13,373                       $13,262                      $15,081                        $12,524
6/92        $14,689                       $15,141                      $17,103                        $13,108
6/93        $17,400                       $17,133                      $19,434                        $13,520
6/94        $17,155                       $16,884                      $19,704                        $13,973
6/95        $19,550                       $19,040                      $24,841                        $14,725
6/96        $22,239                       $19,927                      $31,300                        $15,526
6/97        $25,517                       $21,471                      $42,161                        $16,342
6/98        $30,751                       $23,893                      $54,877                        $17,197

                   Composite Fund                                               S & P 500 Index
                   --------------                                               ---------------
Period           Growth              Total Return               Period           Growth              Total Return
                                     ------------                                                    ------------
Ended              of           Cumu-           Average         Ended              of           Cumu-           Average
6/30/98         $10,000         lative          Annual          6/30/98         $10,000         lative          Annual
-------------------------------------------------------         -------------------------------------------------------
1 Year          $12,051         20.5%           20.5%           1 Year          $13,016         30.2%           30.2%
5 Years         $17,673         76.7%           12.1%           5 Years         $28,237        182.4%           23.1%
10 Years        $30,751        207.5%           11.9%           10 Years        $54,877        448.8%           18.6%
-------------------------------------------------------         -------------------------------------------------------

      Lehman Bros. Gov't./Corp Bond Index                               Salomon Bros. 3 month T-Bill Index
      -----------------------------------                               ----------------------------------
Period           Growth              Total Return               Period           Growth              Total Return
                                     ------------                                                    ------------
Ended              of           Cumu-           Average         Ended              of           Cumu-           Average
6/30/98         $10,000         lative          Annual          6/30/98         $10,000         lative          Annual
-------------------------------------------------------         -------------------------------------------------------
1 Year          $11,128         11.3%           11.3%           1 Year          $10,523          5.2%            5.2%
5 Years         $13,946         39.5%            6.9%           5 Years         $12,719         27.2%            4.9%
10 Years        $23,893        138.9%            9.1%           10 Years        $17,197         72.0%            5.6%
-------------------------------------------------------         -------------------------------------------------------

  The line representing the performance return of the Composite Fund includes expenses, (such as transaction costs and management fees), that reduce returns, while the performance return line of the index does not.

                            AGGRESSIVE EQUITY FUND

  The Aggressive Equity Fund has approximately 50% of its assets in value stocks and 50% in growth stocks. Overall, the fund seeks to produce an above average long-term return, recognizing that at times, value will outperform growth and vice-versa. Overall results for the twelve months ended June 30, 1998 showed a total performance gain of 8.5% compared to a 19.9% gain in the Russell 2000 Index. Positive contributors to the fund's performance included the capital goods and technology sectors. The energy sector was the principal negative contributor.

 [THE FOLLOWING CHART WAS REPRESENTED IN THE PRINTED MATERIAL AS A LINE GRAPH]

            GROWTH OF A $10,000 INVESTMENT

        Aggressive Equity Fund  Russell 2000 Index
5/94               $10,000                $10,000
6/94               $ 9,781                $ 9,459
6/95               $12,541                $11,356
6/96               $16,930                $13,632
6/97               $21,068                $15,858
6/98               $22,859                $19,011

                Agressive Equity Fund                                               Russell 2000 Index
                ---------------------                                               ------------------
Period           Growth              Total Return               Period           Growth              Total Return
                                     ------------                                                    ------------
Ended              of           Cumu-           Average         Ended              of           Cumu-           Average
6/30/98         $10,000         lative          Annual          6/30/98         $10,000         lative          Annual
-------------------------------------------------------         -------------------------------------------------------
1 Year          $10,850          8.5%            8.5%           1 Year          $11,988         19.9%           19.9%
Since 5/2/94                                                    Since 5/2/94
 (Inception)    $22,859        128.6%           22.0%             (Inception)    $19,011        90.1%           16.7%
-------------------------------------------------------         -------------------------------------------------------

  The line representing the performance return of the Aggressive Equity Fund includes expenses, (such as transaction costs and management fees), that reduce returns, while the performance return line of the index does not.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           JUNE 30, 1998 (UNAUDITED)

                                       DISCOUNT             FACE     AMORTIZED
                               RATING*   RATE   MATURITY   AMOUNT      COST
                               ------- -------- -------- ---------- -----------
SHORT-TERM DEBT SECURITIES:
Commercial Paper (100.0%)
 Alabama Power Co. ...........  A1/P1    5.51%  07/28/98 $1,345,000 $ 1,339,429
 American Petrofina...........  A1/P1    5.53   07/21/98  2,500,000   2,492,262
 Archer-Daniels-Midland Co.... A1+/P1    5.48   07/06/98  2,655,000   2,652,962
 Bear Stearns Co..............  A1/P1    5.54   07/06/98  2,435,000   2,433,108
 Bemis Co. ...................  A1/P1    5.50   07/10/98  2,500,000   2,496,537
 British Telecommunications... A1+/P1    5.50   07/08/98  2,475,000   2,472,334
 Coca-Cola Co................. A1+/P1    5.46   07/24/98  1,509,000   1,503,708
 Daimler Benz North Amer.
  Corp........................  A1/P1    5.51   07/10/98  2,990,000   2,985,844
 Eaton Corp...................  A1/P1    5.50   07/10/98  1,420,000   1,418,032
 Florida Power Co............. A1+/P1    5.51   07/23/98  1,161,000   1,157,081
 Ford Motor Credit............  A1/P1    5.60   07/01/98  3,125,000   3,125,000
 Great Lakes Chemical.........  A1/P1    5.51   08/13/98  3,000,000   2,980,198
 GTE Funding Inc..............  A1/P1    5.52   07/07/98  2,500,000   2,497,691
 Heinz (H.J.) Co. ............  A1/P1    5.52   07/29/98  2,035,000   2,026,246
 International Lease Fin
  Corp........................ A1+/P1    5.50   08/10/98    933,000     927,282
 Merrill Lynch & Co. ......... A1+/P1    5.53   08/10/98    282,000     280,262
 Motorola, Inc. .............. A1+/P1    5.52   08/20/98  1,500,000   1,488,477
 National Rural Utilities..... A1+/P1    5.50   07/28/98    900,000     896,275
 Novartis Finance............. A1+/P1    5.50   07/15/98  2,339,000   2,333,965
 Novartis Finance............. A1+/P1    5.50   08/04/98    200,000     198,958
 PHH Corp.....................  A1/P1    5.62   07/20/98  2,000,000   1,994,010
 PHH Corp.....................  A1/P1    5.67   07/20/98    900,000     897,280
 Toyota Credit de Puerto Rico. A1+/P1    5.51   07/10/98    150,000     149,792
 Toyota Credit de Puerto Rico. A1+/P1    5.53   07/21/98    869,000     866,318
 UBS Finance Delw., Inc....... A1+/P1    5.51   08/04/98  1,516,000   1,508,079
 Wisconsin Electric Fuel...... A1+/P1    5.49   07/07/98  2,000,000   1,998,155
                                                                    -----------
TOTAL SHORT-TERM DEBT SECURI-
 TIES:
 (Cost: $45,119,285) 100%.....                                      $45,119,285
                                                                    ===========

-------
* The ratings are provided by Standard & Poor's Corporation/Moody's Investor Services, Inc.

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           JUNE 30, 1998 (UNAUDITED)

                                                           SHARES     VALUE
                                                           ------- ------------

INDEXED ASSETS:
COMMON STOCKS
3Com Corp.................................................  18,305 $    561,734
Abbott Laboratories.......................................  79,412    3,245,965
Adobe Systems, Inc. ......................................   3,544      150,398
Advanced Micro Devices, Inc. .............................   7,319      124,880
Aeroquip-Vickers, Inc.....................................   1,454       84,877
Aetna, Inc................................................   7,484      569,719
Ahmanson (H.F.) & Co. ....................................   5,651      401,221
Air Products & Chemicals, Inc. ...........................  12,152      486,080
AirTouch Communications, Inc..............................  29,449    1,720,925
Alberto-Culver Co. Cl B...................................   2,973       86,217
Albertson's, Inc..........................................  12,678      656,878
Alcan Aluminum Ltd. ......................................  11,729      324,013
Allegheny Teledyne Inc....................................  10,112      231,312
Allergan, Inc. ...........................................   3,368      156,191
AlliedSignal, Inc. .......................................  29,123    1,292,333
Allstate Corp. ...........................................  21,598    1,977,566
Alltel Corp...............................................   9,496      441,564
Aluminum Co. of America...................................   8,663      571,216
Alza Corp.................................................   4,408      190,646
Amerada Hess Corp. .......................................   4,733      257,061
Ameren Corporation........................................   7,084      281,589
American Electric Power, Inc. ............................   9,789      444,175
American Express Co.......................................  23,724    2,704,536
American General Corp. ...................................  13,102      932,698
American Greetings Corp. Cl A.............................   3,758      191,423
American Home Products Corp...............................  67,529    3,494,625
American Int'l. Group, Inc................................  35,994    5,255,124
American Stores Co. ......................................  14,111      341,309
Ameritech Corp............................................  56,505    2,535,661
Amgen, Inc. ..............................................  13,071      854,516
Amoco Corp. ..............................................  49,369    2,054,984
Amp, Inc. ................................................  11,359      390,465
AMR Corp..................................................   9,414      783,715
Anadarko Petroleum Corp. .................................   3,091      207,676
Andrew Corp...............................................   4,568       82,509
Anheuser-Busch Cos., Inc. ................................  24,999    1,179,640
Aon Corp..................................................   8,658      608,224
Apache Corp. .............................................   4,932      155,358
Apple Computer, Inc. .....................................   6,854      196,624
Applied Materials, Inc. ..................................  18,899      557,520
Archer-Daniels-Midland Co.................................  29,501      571,581
Armco, Inc................................................   5,574       35,534
Armstrong World Inds., Inc................................   2,094      141,083
Asarco, Inc...............................................   2,084       46,369
Ascend Communications, Inc. ..............................   9,921      491,709
Ashland Inc. .............................................   3,886      200,614
Associates First Capital Corp.............................  17,885    1,374,909
AT&T Corp.................................................  83,559    4,773,307
Atlantic Richfield Co. ...................................  16,559    1,293,671
Autodesk, Inc.............................................   2,408       93,009
Automatic Data Processing, Inc ...........................  15,432    1,124,607
AutoZone, Inc. ...........................................   7,852      250,773

                                                           SHARES     VALUE
                                                           ------- ------------

Avery Dennison Corp. .....................................   6,034 $    324,327
Avon Products, Inc. ......................................   6,815      528,162
Baker Hughes Inc. ........................................   8,749      302,387
Ball Corp. ...............................................   1,558       62,612
Baltimore Gas & Electric Co. .............................   7,623      236,789
Banc One Corp.............................................  36,105    2,015,110
Bank of New York Co., Inc. ...............................  19,446    1,180,129
BankAmerica Corp. ........................................  35,123    3,035,944
BankBoston Corp...........................................  15,000      834,375
Bankers Trust New York Corp. .............................   5,057      586,928
Bard (C.R.), Inc..........................................   2,938      111,827
Barrick Gold Corp.........................................  19,243      369,225
Battle Mountain Gold Co. .................................  11,861       70,424
Bausch & Lomb, Inc........................................   2,853      143,006
Baxter International Inc..................................  14,458      778,021
Bay Networks, Inc.........................................  11,346      365,908
BB & T Corp...............................................   7,362      497,855
Becton Dickinson & Co. ...................................   6,307      489,580
Bell Atlantic Corp. ......................................  79,864    3,643,795
BellSouth Corp............................................  50,937    3,419,146
Bemis Co. ................................................   2,736      111,834
Beneficial Corp. .........................................   2,740      419,733
Bestfoods.................................................  14,850      862,228
Bethlehem Steel Corp. ....................................   5,824       72,436
Biomet, Inc...............................................   5,769      190,737
Black & Decker Corp. .....................................   4,905      299,205
Block (H. & R.), Inc. ....................................   5,420      228,317
Boeing Co.................................................  51,980    2,316,358
Boise Cascade Corp. ......................................   2,903       95,073
Boston Scientific Corp....................................  10,047      719,616
Briggs & Stratton Corp....................................   1,278       47,845
Bristol-Myers Squibb Co. .................................  51,204    5,885,259
Brown-Forman Corp. Cl B...................................   3,562      228,858
Browning-Ferris Inds., Inc. ..............................   9,474      329,221
Brunswick Corp............................................   5,147      127,388
Burlington Northern Santa Fe..............................   8,063      791,685
Burlington Resources, Inc.................................   9,114      392,471
Cabletron Systems, Inc. ..................................   8,168      109,757
Campbell Soup Co..........................................  23,364    1,241,212
Cardinal Health, Inc. ....................................   5,661      530,718
Carolina Power & Light Co. ...............................   7,761      336,633
Case Corp.................................................   3,877      187,065
Caterpillar, Inc..........................................  18,861      997,275
CBS Corp..................................................  36,720    1,165,860
Cendant Corporation.......................................  43,793      914,178
Centex Corp...............................................   3,062      115,590
Central & South West Corp. ...............................  10,957      294,469
Ceridian Corp.............................................   3,736      219,490
Champion International Corp...............................   4,963      244,117
Charles Schwab Corp. .....................................  13,711      445,607
Chase Manhattan Corp. ....................................  43,907    3,314,978
Chevron Corp..............................................  33,649    2,794,970
Chrysler Corp.............................................  33,208    1,872,101
Chubb Corp. ..............................................   8,785      706,094

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1998 (UNAUDITED)

                                                           SHARES     VALUE
                                                           ------- ------------

INDEXED ASSETS (CONT'D):
CIGNA Corp. ..............................................  11,079 $    764,451
Cincinnati Financial Corp ................................   8,502      326,264
Cincinnati Milacron, Inc. ................................   2,061       50,108
Cinergy Corp. ............................................   8,140      284,900
Circuit City Group, Inc. .................................   5,098      238,968
Cisco Systems, Inc. ......................................  52,539    4,836,871
Citicorp..................................................  23,229    3,466,928
Clear Channel Communications..............................   6,369      695,017
Clorox Co. ...............................................   5,338      509,111
Coastal Corp. (The) ......................................   5,475      382,223
Coca-Cola Co. ............................................ 127,039   10,861,834
Colgate-Palmolive Co. ....................................  15,271    1,343,848
Columbia Energy Group.....................................   4,293      238,798
Columbia/HCA Healthcare Corp. ............................  33,430      973,648
Comcast Corp. Cl A .......................................  18,972      770,145
Comerica, Inc. ...........................................   8,135      538,943
Compaq Computer Corp. ....................................  85,323    2,421,046
Computer Associates Intl., Inc ...........................  28,190    1,566,306
Computer Sciences Corp. ..................................   8,049      515,136
Conagra, Inc. ............................................  24,550      777,928
Conseco, Inc. ............................................   9,727      454,737
Consolidated Edison, Inc. ................................  12,132      558,830
Consolidated Natural Gas Co. .............................   4,929      290,194
Consolidated Stores Corp. ................................   5,562      201,622
Cooper Industries.........................................   6,247      343,194
Cooper Tire & Rubber Co. .................................   4,066       83,861
Coors (Adolph) Co. Cl B ..................................   1,914       65,076
Corning Inc. .............................................  11,934      414,706
Costco Co ................................................  11,064      697,723
Countrywide Credit Industries.............................   5,604      284,403
Crane Co. ................................................   2,370      115,093
Crown Cork & Seal Co., Inc. ..............................   6,627      314,782
CSX Corp. ................................................  11,265      512,557
Cummins Engine, Inc. .....................................   1,972      101,065
CVS Corp. ................................................  19,726      768,081
Cyprus Amax Minerals Co. .................................   4,826       63,944
Dana Corp. ...............................................   5,422      290,077
Darden Restaurants, Inc. .................................   7,670      121,761
Data General Corp. .......................................   2,514       37,552
Dayton-Hudson Corp. ......................................  22,566    1,094,451
Deere & Co. (Del.)........................................  12,889      681,505
Dell Computer Corp. ......................................  33,132    3,075,063
Delta Air Lines, Inc. ....................................   3,899      503,945
Deluxe Corp. .............................................   4,200      150,412
Dillard's Inc. Cl A.......................................   5,735      237,644
Disney (Walt) Company (The)...............................  35,073    3,684,857
Dominion Resources, Inc. .................................   9,986      406,929
Donnelley (R.R.) & Sons Co. ..............................   7,531      344,543
Dover Corp. ..............................................  11,481      393,224
Dow Chemical Company......................................  11,582    1,119,834
Dow Jones & Co., Inc. ....................................   4,972      277,189
Dresser Industries, Inc. .................................   9,065      399,426
DSC Communications Corp. .................................   6,089      182,670

                                                           SHARES     VALUE
                                                           ------- ------------

DTE Energy Co. ...........................................   7,491 $    302,449
Dun & Bradstreet Corp. ...................................   8,790      316,440
Du Pont (E.I.) De Nemours.................................  58,057    4,332,503
Duke Energy Corp. ........................................  18,578    1,100,746
Eastern Enterprises.......................................   1,052       45,104
Eastman Chemical Co. .....................................   4,048      251,988
Eastman Kodak Co. ........................................  16,601    1,212,910
Eaton Corp. ..............................................   3,707      288,219
Echlin, Inc. .............................................   3,261      159,992
Ecolab Inc. ..............................................   6,664      206,584
Edison International......................................  18,635      550,897
EG&G, Inc. ...............................................   2,339       70,170
EMC Corp. ................................................  25,603    1,147,334
Emerson Electric Co. .....................................  22,891    1,382,044
Engelhard Corp. ..........................................   7,458      151,024
Enron Corp. ..............................................  16,959      916,845
Entergy Corp. ............................................  12,593      362,048
Equifax Inc. .............................................   7,753      281,530
Exxon Corp. .............................................. 125,879    8,976,746
FDX Corp. ................................................   7,576      475,394
Federated Department Stores...............................  10,832      582,897
FHLMC ....................................................  34,912    1,643,046
Fifth Third Bancorp.......................................  12,021      757,323
First Chicago NBD Corp. ..................................  14,775    1,309,434
First Data Corp. .........................................  22,970      765,188
First Union Corp. ........................................  49,927    2,908,247
FirstEnergy Corp .........................................  11,889      365,586
Fleet Financial Group, Inc. ..............................  14,619    1,220,686
Fleetwood Enterprises, Inc. ..............................   1,883       75,320
Fluor Corp. ..............................................   4,324      220,524
FMC Corp. ................................................   1,900      129,556
FNMA......................................................  53,345    3,240,708
Ford Motor Co. (U.S.A.)...................................  62,404    3,681,836
Fort James Corp of Virginia...............................  11,339      504,585
Fortune Brands, Inc. .....................................   8,860      340,556
Foster Wheeler Corp. .....................................   2,103       45,083
FPL Group, Inc. ..........................................   9,391      591,633
Franklin Resources, Inc. .................................  13,050      704,700
Freeport-McMoran Copper Cl B .............................   9,985      151,647
Frontier Corp. ...........................................   8,475      266,962
Fruit of the Loom, Inc. ..................................   3,780      125,448
Gannett Co., Inc. ........................................  14,645    1,040,710
Gap, Inc. (The)...........................................  20,225    1,246,365
Gateway 2000, Inc. .......................................   7,995      404,746
General Dynamics Corp. ...................................   6,492      301,878
General Electric Co. ..................................... 167,614   15,253,087
General Instrument Corp. .................................   7,636      207,603
General Mills, Inc. ......................................   8,169      558,555
General Motors Corp. .....................................  34,386    2,297,414
General Re Corp. .........................................   3,936      997,776
General Signal Corp. .....................................   2,253       81,108
Genuine Parts Co. ........................................   9,225      318,839
Georgia-Pacific (Timber Group)............................   4,781      281,780
Giant Food, Inc. .........................................   3,100      133,493

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1998 (UNAUDITED)

                                                           SHARES     VALUE
                                                           ------- ------------

INDEXED ASSETS (CONT'D):
Gillette Co. .............................................  57,828 $  3,278,124
Golden West Financial Corp. ..............................   2,933      311,814
Goodrich (B.F.) Co........................................   3,709      184,059
Goodyear Tire & Rubber Co.................................   8,074      520,268
GPU, Inc..................................................   6,549      247,634
Grainger (W.W.), Inc. ....................................   5,126      255,338
Great Atl. & Pac. Tea Co..................................   1,975       65,298
Great Lakes Chemical Corp.................................   3,089      121,822
Green Tree Financial Corp.................................   7,031      301,014
GTE Corp..................................................  49,434    2,749,766
Guidant Corp..............................................   7,787      555,310
Halliburton Co............................................  13,524      602,663
Harcourt General, Inc.....................................   3,653      217,353
Harnischfeger Industries, Inc.............................   2,468       69,875
Harrah's Entertainment, Inc...............................   5,212      121,179
Harris Corp. .............................................   4,125      184,335
Hartford Financial Svcs. Gp, Inc..........................   6,095      697,115
Hasbro, Inc...............................................   6,873      270,194
HBO & Co..................................................  21,768      767,322
HealthSouth Corp. ........................................  20,322      542,343
Heinz (H.J.) Co...........................................  18,868    1,058,966
Helmerich & Payne, Inc....................................   2,595       57,738
Hercules, Inc. ...........................................   4,987      205,090
Hershey Foods Corp........................................   7,376      508,944
Hewlett-Packard Co. ......................................  53,290    3,190,738
Hilton Hotels Corp. ......................................  12,923      368,305
Home Depot, Inc. .........................................  37,767    3,137,021
Homestake Mining Co. .....................................  10,900      113,087
Honeywell, Inc............................................   6,571      549,089
Household International, Inc. ............................  16,572      824,457
Houston Industries, Inc...................................  15,213      469,701
Humana, Inc...............................................   8,458      263,783
Huntington Bancshares, Inc. ..............................   9,873      330,745
Ikon Office Solutions.....................................   6,950      101,209
Illinois Tool Works, Inc. ................................  12,878      858,801
Inco Ltd. ................................................   8,622      117,474
Ingersoll Rand Co. .......................................   8,547      376,602
Inland Steel, Inc.........................................   2,528       71,258
Intel Corp. ..............................................  87,253    6,467,628
International Paper Co. ..................................  15,606      671,058
Interpublic Group of Cos., Inc............................   7,016      425,783
Intl. Business Machines Corp..............................  48,509    5,569,439
Intl. Flavors & Fragrances................................   5,636      244,813
ITT Industries, Inc.......................................   6,115      228,548
Jefferson-Pilot Corp. ....................................   5,487      317,903
Johnson & Johnson.........................................  69,178    5,101,877
Johnson Controls, Inc. ...................................   4,345      248,479
Jostens, Inc..............................................   2,007       47,917
Kaufman & Broad Home Corp. ...............................   2,012       63,881
Kellogg Co................................................  21,214      796,850
Kerr-McGee Corp. .........................................   2,461      142,430
KeyCorp...................................................  22,683      808,081
Kimberly Clark Corp. .....................................  28,693    1,316,291

                                                           SHARES     VALUE
                                                           ------- ------------

King World Productions, Inc. .............................   3,800 $     96,900
KLA Tencor Corporation....................................   4,338      120,108
Kmart Corp................................................  25,189      484,888
Knight-Ridder, Inc........................................   4,094      225,425
Kroger Corp...............................................  13,158      564,149
Laidlaw, Inc. ............................................  16,968      206,797
Lehman Brothers Holdings, Inc.............................   6,098      472,976
Lilly (Eli) & Co..........................................  56,973    3,763,778
Limited (The), Inc........................................  11,636      385,442
Lincoln National Corp.....................................   5,276      482,094
Liz Claiborne, Inc. ......................................   3,451      180,314
Lockheed Martin Corp. ....................................  10,035    1,062,455
Loews Corp. ..............................................   5,937      517,261
Longs Drug Stores, Inc....................................   1,994       57,576
Louisiana-Pacific Corp. ..................................   5,655      103,203
Lowe's Companies, Inc.....................................  18,058      732,477
LSI Logic Corp. ..........................................   7,310      168,586
Lucent Technologies, Inc. ................................  67,496    5,614,823
Mallinckrodt, Inc.........................................   3,769      111,892
Manor Care, Inc...........................................   3,284      126,228
Marriott International, Inc...............................  13,178      426,637
Marsh & McLennan Cos., Inc. ..............................  13,154      794,964
Masco Corp. ..............................................   8,745      529,072
Mattel, Inc. .............................................  15,009      635,068
May Department Stores Co. ................................  11,938      781,939
Maytag Corp...............................................   4,903      242,085
MBIA Inc..................................................   5,056      378,568
MBNA Corp.................................................  25,874      853,842
McDermott International, Inc..............................   3,117      107,341
McDonald's Corp. .........................................  35,366    2,440,254
McGraw-Hill Cos., Inc. ...................................   5,111      416,865
MCI Communications Corp. .................................  37,267    2,166,144
Mead Corp. ...............................................   5,414      171,894
MediaOne Group, Inc. .....................................  31,340    1,377,001
Medtronic, Inc. ..........................................  24,195    1,542,431
Mellon Bank Corp..........................................  13,387      932,069
Mercantile Bancorporation.................................   6,770      341,038
Mercantile Stores, Inc....................................   1,897      149,744
Merck & Co., Inc..........................................  61,492    8,224,555
Meredith Corp. ...........................................   2,728      128,045
Merrill Lynch & Co., Inc. ................................  17,800    1,642,050
MGIC Investment Corp......................................   5,894      336,326
Micron Technology, Inc. ..................................  10,924      271,051
Microsoft Corp............................................ 126,768   13,738,482
Millipore Corp............................................   2,251       61,339
Minnesota Mining & Mfg. Co. ..............................  20,812    1,710,486
Mirage Resorts, Inc.......................................   9,262      197,396
Mobil Corp................................................  40,200    3,080,325
Monsanto Co. .............................................  30,613    1,710,501
Moore Corp., Ltd..........................................   4,581       60,698
Morgan (J.P.) & Co., Inc. ................................   9,171    1,074,153
Morgan Stanley Dean Witter................................  30,868    2,820,563
Morton International, Inc. ...............................   6,729      168,225
Motorola, Inc. ...........................................  30,818    1,619,871

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1998 (UNAUDITED)

                                                           SHARES     VALUE
                                                           ------- ------------

INDEXED ASSETS (CONT'D):
NACCO Industries, Inc. Cl A...............................     448 $     57,904
Nalco Chemical Co.........................................   3,438      120,759
National City Corp. ......................................  16,885    1,198,835
National Semiconductor Corp. .............................   8,479      111,816
National Service Industries...............................   2,219      112,891
NationsBank Corp..........................................  49,280    3,769,920
Navistar International Corp. .............................   3,734      107,819
New York Times Co. Cl A...................................   4,955      392,683
Newell Co.................................................   8,216      409,259
Newmont Mining Corp.......................................   8,078      190,842
Nextel Communications, Inc. ..............................  14,059      349,717
Niagara Mohawk Power Corp.................................   7,456      111,374
Nicor, Inc................................................   2,496      100,152
Nielsen Media Research....................................   8,372      527,436
Nike, Inc. Cl B...........................................  15,005      730,555
Nordstrom, Inc............................................   3,991      308,304
Norfolk Southern Corp.....................................  19,466      580,330
Northern States Power Co. ................................   7,688      220,069
Northern Telecom, Ltd.....................................  26,872    1,524,986
Northern Tr Corp..........................................   5,759      439,123
Northrop Grumman Corp.....................................   3,448      355,575
Norwest Corp..............................................  38,994    1,457,400
Novell, Inc...............................................  18,117      230,991
Nucor Corp. ..............................................   4,538      208,748
Occidental Petroleum Corp. ...............................  18,898      510,246
Omnicom Group, Inc. ......................................   8,758      436,805
Oneok, Inc. ..............................................   1,642       65,474
Oracle Corp. .............................................  50,081    1,230,114
Oryx Energy Co............................................   5,458      120,758
Owens Corning.............................................   2,759      112,601
Owens Illinois............................................   7,936      355,136
Paccar, Inc. .............................................   4,018      209,940
PacifiCorp................................................  15,310      346,388
Pall Corp.................................................   6,441      132,040
Parametric Technology Co..................................  13,919      377,552
Parker Hannifin Corp. ....................................   5,724      218,227
Peco Energy Co............................................  11,489      335,335
Penney (J.C.) Co., Inc....................................  12,903      933,048
Pennzoil Co. .............................................   2,452      124,132
Peoples Energy Corp. .....................................   1,818       70,220
Pep Boys-Manny, Moe & Jack................................   3,277       62,058
Pepsico, Inc. ............................................  76,708    3,159,410
Perkin-Elmer Corp.........................................   2,524      156,961
Pfizer, Inc...............................................  67,170    7,300,539
PG & E Corp...............................................  19,670      620,834
Pharmacia & Upjohn, Inc...................................  26,196    1,208,290
Phelps Dodge Corp.........................................   3,034      173,506
Phillip Morris Cos., Inc.................................. 125,161    4,928,214
Phillips Petroleum Co.....................................  13,586      654,675
Pioneer Hi-Bred Intl., Inc................................  12,609      521,697
Pitney Bowes, Inc.........................................  14,074      677,311
Placer Dome, Inc..........................................  12,757      149,894
PNC Bank Corp.............................................  15,476      832,802

                                                           SHARES     VALUE
                                                           ------- ------------

Polaroid Corp.............................................   2,317 $     82,398
Potlatch Corp. ...........................................   1,495       62,790
PP&L Resources, Inc.......................................   8,563      194,273
PPG Industries, Inc.......................................   9,196      639,696
Praxair, Inc..............................................   8,139      381,006
Proctor & Gamble Co.......................................  68,989    6,282,310
Progressive Corp. of Ohio.................................   3,730      525,930
Providian Financial Corp..................................   4,912      385,899
Public Svc. Enterprise Group..............................  11,975      412,389
Pulte Corp................................................   2,192       65,486
Quaker Oats Co. ..........................................   7,149      392,748
Ralston Purina Co. .......................................   5,532      646,206
Raychem Corp. ............................................   4,384      129,602
Raytheon Co...............................................  17,490    1,034,096
Reebok International Ltd..................................   2,907       80,487
Republic New York Corp....................................   5,640      354,967
Reynold's Metals Co.......................................   3,816      213,457
Rite-Aid Corp.............................................  13,310      499,956
Rockwell Intl., Corp. ....................................  10,110      485,911
Rohm & Haas Co............................................   3,160      328,442
Rowan Cos., Inc...........................................   4,472       86,924
Royal Dutch Petro Co.--NY Shr............................. 110,316    6,046,695
Rubbermaid, Inc...........................................   7,733      256,638
Russell Corp..............................................   1,883       56,843
Ryder System, Inc.........................................   3,950      124,671
Safeco Corp. .............................................   7,287      331,103
Sara Lee Corp.............................................  24,030    1,344,178
SBC Communications, Inc. .................................  94,639    3,785,560
Schering-Plough Corp......................................  37,798    3,463,241
Schlumberger, Ltd.........................................  25,695    1,755,289
Scientific-Atlanta, Inc. .................................   4,081      103,555
Seagate Technology, Inc...................................  12,507      297,822
Seagram, Ltd. ............................................  17,816      729,342
Sealed Air Corp. New......................................   4,254      156,334
Sears Roebuck & Co........................................  20,237    1,235,721
Sempra Energy.............................................   6,474      179,649
Service Corp. International...............................  13,003      557,503
Shared Medical Systems Corp. .............................   1,292       94,881
Sherwin-Williams Co.......................................   8,924      295,607
Sigma-Aldrich Corp........................................   5,180      181,947
Silicon Graphics, Inc.....................................   9,692      117,515
Snap-On, Inc..............................................   3,143      113,933
Sonat, Inc. ..............................................   5,676      219,235
Southern Co. .............................................  35,628      986,450
Southwest Airlines Co.....................................  11,394      337,547
Springs Industries, Inc. Cl A.............................   1,041       48,016
Sprint Corp...............................................  22,189    1,564,324
St. Jude Medical, Inc.....................................   4,331      159,434
St. Paul Companies (The)..................................  11,916      501,216
Stanley Works.............................................   4,609      191,561
State Street Corp.........................................   8,302      576,989
Stone Container Corp. ....................................   5,128       80,125
Summit Bancorp............................................   9,087      431,632
Sun America, Inc..........................................  10,076      578,740

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1998 (UNAUDITED)

                                                           SHARES     VALUE
                                                           ------- ------------

INDEXED ASSETS (CONT'D):
Sun Co., Inc. ............................................   4,826 $    187,309
Sun Microsystems, Inc. ...................................  19,487      846,466
Suntrust Banks, Inc. .....................................  10,886      885,167
Supervalu, Inc. ..........................................   3,103      137,695
Synovus Financial Corp. ..................................  13,554      321,907
Sysco Corp. ..............................................  17,557      449,898
Tandy Corp. ..............................................   5,337      283,194
Tektronix, Inc. ..........................................   2,606       92,187
Tele-Comm Liberty Media Gp. A.............................  26,184    1,006,447
Tellabs, Inc. ............................................   9,369      671,054
Temple-Inland, Inc. ......................................   2,920      157,315
Tenet Healthcare Corp. ...................................  15,807      493,968
Tenneco, Inc. ............................................   8,789      334,531
Texaco, Inc. .............................................  27,838    1,661,580
Texas Instruments, Inc. ..................................  20,147    1,174,821
Texas Utilities Co. ......................................  12,724      529,636
Textron, Inc. ............................................   8,483      608,125
Thermo Electron Corp. ....................................   8,197      280,234
Thomas & Betts Corp. .....................................   2,840      139,870
Time Warner, Inc. ........................................  30,395    2,596,872
Times Mirror Co. Cl A.....................................   4,569      287,275
Timken Co. ...............................................   3,251      100,171
TJX Cos., Inc. ...........................................  16,664      402,019
Torchmark Corp. ..........................................   7,229      330,726
Toys R Us, Inc. ..........................................  14,661      345,449
Transamerica Corp. .......................................   3,244      373,465
Travelers Group, Inc. ....................................  59,200    3,589,000
Tribune Co. ..............................................   6,347      436,752
Tricon Global Restaurants.................................   7,835      248,271
TRW, Inc..................................................   6,358      347,305
Tupperware Corp. .........................................   3,150       88,593
Tyco International Ltd. ..................................  29,998    1,889,874
U.S. Bancorp..............................................  38,019    1,634,817
U.S. Surgical Corp. ......................................   3,957      180,538
U.S. West Communications Group............................  25,798    1,212,501
Unicom Corp. .............................................  11,177      391,893
Unilever N.V. ............................................  33,049    2,608,805

                                                           SHARES     VALUE
                                                           ------- ------------

Union Camp Corp. .........................................   3,598 $    178,550
Union Carbide Corp. ......................................   7,007      373,998
Union Pacific Corp. ......................................  12,762      563,123
Union Pacific Resources Grp ..............................  13,104      230,139
Unisys Corp. .............................................  12,880      363,860
United Healthcare Corp....................................   9,914      629,539
United Technologies Corp. ................................  11,808    1,092,240
Unocal Corp. .............................................  12,418      443,943
UNUM Corp. ...............................................   7,164      397,602
US Airways Group Inc. ....................................   5,190      411,307
UST, Inc. ................................................   9,513      256,851
USX-Marathon Group........................................  14,890      510,913
USX-U.S. Steel Group, Inc. ...............................   4,448      146,784
V F Corp. ................................................   6,307      324,810
Venator Group, Inc. ......................................   6,966      133,224
Viacom, Inc. .............................................  18,234    1,062,130
W.R. Grace & Co. .........................................   3,833       65,400
Wachovia Corp. ...........................................  10,631      898,319
Wal-Mart Stores, Inc. .................................... 115,544    7,019,298
Walgreen Co. .............................................  25,565    1,056,154
Warner-Lambert Co. .......................................  42,174    2,925,821
Washington Mutual, Inc. ..................................  19,927      865,587
Waste Management, Inc. ...................................  24,468      856,380
Wells Fargo & Co. ........................................   4,391    1,620,278
Wendy's International, Inc. ..............................   6,823      160,340
Western Atlas, Inc. ......................................   2,814      238,838
Westvaco Corp. ...........................................   5,262      148,651
Weyerhaeuser Co. .........................................  10,306      476,008
Whirlpool Corp. ..........................................   3,873      266,268
Willamette Industries, Inc. ..............................   5,741      183,712
Williams Cos., Inc. ......................................  21,811      736,121
Winn-Dixie Stores, Inc. ..................................   7,674      392,812
WorldCom, Inc. ...........................................  53,097    2,571,885
Worthington Industries, Inc. .............................   4,998       75,282
Wrigley (Wm.) Jr. Co......................................   5,987      586,726
Xerox Corp. ..............................................  16,824    1,709,739
                                                                   ------------
TOTAL INDEXED ASSETS--COMMON STOCKS
 (Cost: $210,958,574) 60.9%...............................         $460,756,502
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1998 (UNAUDITED)

                                                           FACE
                                         RATE  MATURITY   AMOUNT      VALUE
                                         ----  -------- ---------- ------------
INDEXED ASSETS (CONT'D):
------------------------
SHORT-TERM DEBT SECURITIES
U.S. Government (0.1%)
 U.S. Treasury Bill..................... 4.98% 07/16/98 $  300,000 $    299,371
 U.S. Treasury Bill..................... 4.98  10/01/98    100,000       98,696
 U.S. Treasury Bill..................... 5.06  10/15/98    200,000      197,001
                                                                   ------------
                                                                        595,068
                                                                   ------------
Commercial Paper (1.4%)
 American Express Credit Corp. ......... 5.57  07/06/98  4,570,000    4,566,461
 Ford Motor Credit...................... 5.60  07/01/98  5,000,000    5,000,000
 Pitney Bowes Inc. ..................... 5.70  07/06/98  1,100,000    1,099,129
                                                                   ------------
                                                                     10,665,590
                                                                   ------------
TOTAL SHORT-TERM DEBT SECURITIES
 (Cost: $11,260,669) 1.5%........................................    11,260,658
                                                                   ------------
TOTAL INDEXED ASSETS
 (Cost: $222,219,243) 62.4%......................................  $472,017,160
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1998 (UNAUDITED)

                                                           SHARES     VALUE
                                                           ------- ------------

ACTIVE ASSETS:
COMMON STOCKS
Basic Materials (0.9%)
 Cabot Corp. .............................................  45,000 $  1,454,062
 Lone Star Technologies, Inc.*............................  92,000    1,403,000
 Morton International, Inc. ..............................  50,300    1,257,500
 Oregon Steel Mills, Inc. ................................  55,000    1,024,375
 Praxair, Inc. ...........................................  38,800    1,816,325
                                                                   ------------
                                                                      6,955,262
                                                                   ------------
Consumer, Cyclical (8.8%)
 American Greetings Corp. Cl A............................  47,700    2,429,718
 Ashworth Inc.*...........................................  31,000      430,125
 Atlantic Coast Airlines Hldg.*...........................  90,000    2,700,000
 Bed Bath & Beyond, Inc.*.................................  31,700    1,642,456
 Bergen Brunswig Corp. ...................................   8,600      398,825
 BJ's Wholesale Club, Inc. ...............................  22,500      914,062
 Borders Group, Inc.*.....................................  23,000      851,000
 Brylane, Inc.*...........................................  31,650    1,455,900
 Callaway Golf Co. .......................................  75,200    1,480,500
 Cec Entertainment, Inc.*.................................  21,000      846,562
 CKE Restaurants, Inc. ...................................  35,520    1,465,200
 Claire's Stores, Inc. ...................................  50,000    1,025,000
 Clear Channel Communications*............................  11,725    1,279,490
 Coach USA, Inc.*.........................................  35,000    1,596,875
 Continental Airlines, Inc. Cl.B*.........................  13,000      791,375
 Duane Reade, Inc.*.......................................  22,000      660,000
 Earthgrains Co. .........................................  30,250    1,690,218
 Elder-Berrman Stores Corp.*..............................  61,500    1,641,281
 Family Golf Centers, Inc.*...............................  35,850      907,453
 Finlay Enterprises, Inc.*................................ 100,000    2,412,500
 Flowers Industries, Inc. ................................  17,300      353,568
 Gannett Co., Inc. .......................................  34,100    2,423,231
 Golden Bear Golf, Inc.*..................................  90,000      450,000
 Jacor Communications, Inc.*..............................  27,850    1,643,150
 Linens'n Things, Inc.*...................................  43,800    1,338,637
 Masco Corp. .............................................  38,100    2,305,050
 Michaels Stores, Inc.*...................................  38,800    1,368,914
 Midwest Express Holdings, Inc.*..........................  21,100      763,556
 Nordstrom, Inc. .........................................  31,300    2,417,925
 Outback Steakhouse, Inc.*................................  39,400    1,536,600
 Outdoor Systems, Inc.*................................... 110,662    3,098,536
 Premier Parks Inc.*......................................  21,100    1,405,787
 Proffitt's, Inc.*........................................  22,600      912,475
 Rent-Way Inc.*...........................................  33,000    1,006,500
 Ryanair Holdings PLC ADR*................................  70,000    2,493,750
 Ryder System, Inc. ......................................  38,300    1,208,843
 Skywest, Inc. ...........................................  59,800    1,674,400
 St. John Knits, Inc. ....................................  60,000    2,317,500
 Stage Stores, Inc.*......................................  35,400    1,601,850
 Starwood Hotels & Resorts................................  22,000    1,062,875
 Sunglass Hut Int'l Inc.*.................................  66,600      736,762
 The Finish Line*.........................................  31,000      871,875

                                                           SHARES     VALUE
                                                           ------- ------------

 Tiffany & Co. ...........................................  77,000 $  3,696,000
 United Stationers, Inc.*.................................   6,900      446,775
 Wendy's International, Inc. .............................  69,800    1,640,300
 Westpoint Stevens Inc.*..................................  29,700      980,100
                                                                   ------------
                                                                     66,373,499
                                                                   ------------
Consumer, Non-Cyclical (4.1%)
 American Home Products Corp. ............................  32,600    1,687,050
 Biomet, Inc. ............................................  29,700      981,956
 Bon-Ton Stores, Inc.*....................................  54,200      870,587
 Elan Corp Plc-Spons ADR*.................................  12,800      823,200
 Food Lion, Inc. .........................................  40,900      434,562
 Forest Laboratories, Inc.*...............................  43,400    1,551,550
 Fort James Corp of Virginia..............................  35,000    1,557,500
 Fred Meyer, Inc.*........................................  25,300    1,075,250
 I-STAT Corp.*............................................  35,000      393,750
 IDEC Pharmaceuticals Corp.*..............................  13,300      313,381
 Keebler Foods Co.*.......................................  27,800      764,500
 Lilly (Eli) & Co. .......................................  45,000    2,972,812
 Lincare Holdings, Inc.*..................................  46,800    1,968,525
 Medimmune, Inc.*.........................................  16,000      998,000
 Medquist, Inc.*..........................................  64,000    1,848,000
 Omnicare, Inc. ..........................................  23,000      876,875
 Orthodontic Centers of America*..........................  68,000    1,423,750
 Phillip Morris Cos., Inc. ...............................  60,200    2,370,375
 Safeskin Corp.*..........................................  25,500    1,048,687
 Suiza Foods Corp.*.......................................  79,705    4,757,391
 US Foodservice*..........................................  32,650    1,144,790
 Whole Foods Market, Inc.*................................  15,300      925,650
                                                                   ------------
                                                                     30,788,141
                                                                   ------------
Energy (2.8%)
 Elf Aquitaine--ADR.......................................  44,000    3,124,000
 Kerr-McGee Corp. ........................................  28,300    1,637,862
 Marine Drilling Companies, Inc.*......................... 100,000    1,600,000
 National-Oilwell Inc.*...................................  80,000    2,145,000
 Newpark Resources Inc.*.................................. 167,000    1,857,875
 Noble Drilling Corp.*....................................  51,000    1,227,187
 Precision Drilling Corp.*................................ 102,000    2,001,750
 Schlumberger, Ltd. ......................................  23,300    1,591,681
 St. Mary Land & Exploration..............................  58,000    1,399,250
 Stolt Comex Seaway, S.A.*................................  50,000      968,750
 Union Pacific Resources Grp..............................  93,500    1,642,093
 USX-Marathon Group.......................................  44,700    1,533,768
 Varco International, Inc.*...............................  27,400      542,862
                                                                   ------------
                                                                     21,272,078
                                                                   ------------
Financial (5.3%)
 Ahmanson (H.F.) & Co. ...................................  28,351    2,012,921
 American Int'l. Group, Inc. .............................  31,400    4,584,400
 Aon Corp. ...............................................  30,600    2,149,650
 Beneficial Corp. ........................................  16,500    2,527,593
 Citicorp.................................................  39,300    5,865,525
 CMAC Investment Corp.....................................  25,850    1,589,775
 Enhance Financial Svcs Group.............................  21,600      729,000

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1998 (UNAUDITED)

                                                           SHARES     VALUE
                                                           ------- ------------

ACTIVE ASSETS (CONT'D)
 Finova Group, Inc .......................................  12,000 $    679,500
 First Union Corp. .......................................  47,500    2,766,875
 Fleet Financial Group, Inc. .............................  22,600    1,887,100
 Fremont General Corp. ...................................   6,300      341,381
 Horace Mann Educators Corp. .............................  51,600    1,780,200
 Indymac Mortgage Holdings Inc. ..........................  53,200    1,210,300
 Loews Corp. .............................................  18,200    1,585,675
 National City Corp. .....................................  17,980    1,276,580
 NationsBank Corp. .......................................  23,100    1,767,150
 Oriental Financial Group ................................  90,000    3,318,750
 Providian Financial Corp. ...............................  28,200    2,215,462
 U.S. Bancorp ............................................  47,700    2,051,100
                                                                   ------------
                                                                     40,338,937
                                                                   ------------
Industrial (4.1%)
 American Disposal Serv., Inc.*...........................  20,100      942,187
 Applied Materials, Inc.*.................................  66,800    1,970,600
 Borg-Warner Automotive, Inc..............................  51,200    2,460,800
 Burlington Northern Santa Fe.............................  17,211    1,689,905
 Cal Dive International, Inc..............................  53,000    1,460,812
 Chart Industries, Inc....................................  40,000      955,000
 Checkfree Holdings Corp..................................  40,000    1,177,500
 Dura Automotive Systems, Inc.*...........................  19,300      620,012
 Family Dollar Stores Inc. ...............................  67,300    1,245,050
 First Data Corp. ........................................  47,600    1,585,675
 Foster Wheeler Corp. ....................................  37,400      801,762
 Hooper Holmes, Inc. .....................................  41,750      876,750
 Kansas City Southern Inds................................  20,000      992,500
 Keane, Inc.*.............................................   9,450      529,200
 Knoll, Inc.*.............................................  34,900    1,029,550
 Kuhlman Corp.............................................  58,000    2,294,625
 Pittway Corp. ...........................................  11,000      812,625
 QRS Corp.*...............................................  17,800      669,725
 Sherwin-Williams Co......................................  43,200    1,431,000
 Steven Myers & Assoc. Inc.*..............................  75,000    1,443,750
 Stolt Comex Seaway S.A ADR*..............................  25,000      437,500
 Tower Automotive, Inc.*..................................  55,100    2,362,412
 VWR Scientific Products Corp.*...........................  31,300      770,762
 Waste Management, Inc.*..................................  18,772      926,867
 York International Corp. ................................  31,000    1,350,437
                                                                   ------------
                                                                     30,837,006
                                                                   ------------
Technology (10.2%)
 3Com Corp.*.............................................. 146,300    4,489,581
 Alza Corp.*..............................................  33,100    1,431,575

                                                           SHARES     VALUE
                                                           ------- ------------

 Ascend Communications, Inc.*.............................  20,000 $    991,250
 AT&T Corp. ..............................................  18,000    1,028,250
 Atmel Corp.*.............................................  76,200    1,038,225
 Ballard Medical Products.................................  55,000      990,000
 Boeing Co................................................  31,600    1,408,175
 CBT Group Plc-Spon ADR*..................................  34,000    1,819,000
 Ciena Corp.*.............................................  69,000    4,804,125
 Cisco Systems, Inc.*..................................... 178,200   16,405,576
 Compaq Computer Corp..................................... 266,000    7,547,750
 Cytyc Corporation*.......................................  80,000    1,305,000
 Hewlett-Packard Co.......................................  15,500      928,062
 INCYTE Pharmaceuticals, Inc.*............................  50,600    1,726,725
 Intel Corp............................................... 105,100    7,790,537
 Intl. Business Machines Corp.............................  25,752    2,956,651
 Intuit, Inc.*............................................  16,200      992,250
 Linear Technology Corp...................................  46,300    2,792,468
 Maxim Integrated Products, Inc.*.........................  59,200    1,875,900
 N2K Inc.*................................................  20,400      400,350
 Networks Associates, Inc.*...............................  15,000      718,125
 Parametric Technology Co.*...............................  78,400    2,126,600
 Raytheon Co. Cl A........................................   1,683       96,982
 Raytheon Co. Cl B........................................  47,076    2,783,368
 Saville Systems ADR*.....................................  28,900    1,448,612
 Technology Solutions Company*............................  27,000      855,562
 Tellabs, Inc.*...........................................  13,500      966,937
 Transaction Network Services*............................  21,600      454,950
 Visual Networks, Inc.*...................................  12,400      454,150
 Xerox Corp.*.............................................  31,400    3,191,025
 Xilinx, Inc.*............................................  17,000      578,000
 Yahoo! Inc.*.............................................   3,000      472,500
                                                                   ------------
                                                                     76,868,261
                                                                   ------------
Utilities (1.1%)
 Consolidated Natural Gas Co..............................  21,000    1,236,375
 Duke Energy Corp.........................................  30,000    1,777,500
 Entergy Corp. ...........................................  29,700      853,875
 MCI Communications Corp..................................  46,800    2,720,250
 SBC Communications, Inc..................................  52,500    2,100,000
                                                                   ------------
                                                                      8,688,000
                                                                   ------------
TOTAL ACTIVE ASSETS--COMMON STOCKS
 (Cost: $204,958,202).....................................  37.3%   282,121,184
                                                                   ------------

-------
* Non-income producing security

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1998 (UNAUDITED)

                                                        FACE
                                        RATE  MATURITY AMOUNT     VALUE
                                        ----  -------- ------- ------------
ACTIVE ASSETS (CONT'D):
SHORT-TERM DEBT SECURITIES
U.S. Government (0.1%)
 U.S. Treasury Bills................... 4.59% 07/09/98 500,000 $    499,478
                                                               ------------
Commercial Paper (0.3%)
 Cargill, Inc.......................... 6.10  07/01/98 523,000      523,000
 Merrill Lynch & Co. .................. 5.90  07/02/98 969,000      968,842
 Reliastar Mortgage Corp. ............. 5.56  07/02/98 200,000      199,969
 Twin Towers, Inc. .................... 5.79  07/15/98 300,000      299,324
                                                               ------------
                                                                  1,991,135
                                                               ------------
TOTAL ACTIVE ASSETS--SHORT-TERM DEBT SECURITIES
 (Cost: $2,490,613) 0.3%.....................................     2,490,613
                                                               ------------
TOTAL ACTIVE ASSETS
 (Cost: $207,448,815) 37.6%..................................   284,611,797
                                                               ------------
TOTAL INVESTMENTS
 (Cost: $429,668,058) 100.0%.................................  $756,628,957
                                                               ============

-------

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 1998

                                                     UNDERLYING FACE UNREALIZED
                                     EXPIRATION DATE AMOUNT AT VALUE    GAIN
                                     --------------- --------------- ----------
PURCHASED
39 S&P 500 Stock Index Futures Con-
 tracts............................. September 1998    $11,144,250    $125,725
                                                       ===========    ========

The face value of futures purchased and outstanding as a percentage of total investment in securities: 1.5%

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           JUNE 30, 1998 (UNAUDITED)

                                                            SHARES    VALUE
                                                            ------ ------------

INDEXED ASSETS:
COMMON STOCKS
3Com Corp.................................................. 13,273 $    407,315
Abbott Laboratories........................................ 57,612    2,354,890
Adobe Systems, Inc.........................................  2,415      102,486
Advanced Micro Devices, Inc. ..............................  5,351       91,301
Aeroquip-Vickers, Inc......................................    992       57,908
Aetna, Inc.................................................  5,430      413,358
Ahmanson (H.F.) & Co. .....................................  4,096      290,816
Air Products & Chemicals, Inc. ............................  8,742      349,680
AirTouch Communications, Inc............................... 21,365    1,248,517
Alberto-Culver Co. Cl B....................................  1,977       57,333
Albertson's, Inc...........................................  9,175      475,379
Alcan Aluminum Ltd. .......................................  8,489      234,508
Allegheny Teledyne Inc.....................................  7,339      167,879
Allergan, Inc. ............................................  2,453      113,757
AlliedSignal, Inc. ........................................ 21,100      936,312
Allstate Corp. ............................................ 15,669    1,434,692
Alltel Corp................................................  6,879      319,873
Aluminum Co. of America....................................  6,285      414,417
Alza Corp..................................................  3,226      139,524
Amerada Hess Corp. ........................................  3,411      185,259
Ameren Corporation.........................................  5,121      203,559
American Electric Power, Inc. .............................  7,107      322,480
American Express Co........................................ 17,212    1,962,168
American General Corp. ....................................  9,468      674,003
American Greetings Corp. Cl A..............................  2,717      138,397
American Home Products Corp................................ 48,991    2,535,284
American Int'l. Group, Inc................................. 26,113    3,812,498
American Stores Co. ....................................... 10,202      246,760
Ameritech Corp............................................. 41,074    1,843,195
Amgen, Inc. ...............................................  9,483      619,951
Amoco Corp................................................. 35,817    1,490,882
Amp, Inc...................................................  8,189      281,496
AMR Corp...................................................  6,806      566,599
Anadarko Petroleum Corp. ..................................  2,240      150,499
Andrew Corp................................................  3,178       57,402
Anheuser-Busch Cos., Inc. ................................. 18,136      855,792
Aon Corp. .................................................  6,295      442,223
Apache Corp. ..............................................  3,680      115,920
Apple Computer, Inc........................................  4,966      142,462
Applied Materials, Inc. ................................... 13,670      403,265
Archer-Daniels-Midland Co.................................. 21,295      412,590
Armco, Inc.................................................  3,804       24,250
Armstrong World Inds., Inc.................................  1,494      100,658
Asarco, Inc................................................  1,422       31,639
Ascend Communications, Inc.................................  7,198      356,750
Ashland Inc. ..............................................  2,835      146,356
Associates First Capital Corp.............................. 12,934      994,301
AT&T Corp.................................................. 60,621    3,462,974
Atlantic Richfield Co. .................................... 11,976      935,625
Autodesk, Inc..............................................  1,704       65,817
Automatic Data Processing, Inc............................. 11,235      818,750
AutoZone, Inc. ............................................  5,694      181,852

                                                            SHARES    VALUE
                                                            ------ ------------

Avery Dennison Corp. ......................................  4,378 $    235,317
Avon Products, Inc.........................................  4,917      381,067
Baker Hughes Inc...........................................  6,334      218,918
Ball Corp..................................................  1,063       42,719
Baltimore Gas & Electric Co. ..............................  5,519      171,433
Banc One Corp.............................................. 26,193    1,461,896
Bank of New York Co., Inc. ................................ 14,030      851,445
BankAmerica Corp. ......................................... 25,481    2,202,513
BankBoston Corp............................................ 10,962      609,761
Bankers Trust New York Corp................................  3,657      424,440
Bard (C.R.), Inc. .........................................  2,005       76,315
Barrick Gold Corp.......................................... 13,922      267,128
Battle Mountain Gold Co. ..................................  8,095       48,064
Bausch & Lomb, Inc.........................................  2,076      104,059
Baxter International Inc................................... 10,489      564,439
Bay Networks, Inc..........................................  8,282      267,094
BB & T Corp................................................  5,270      356,383
Becton Dickinson & Co. ....................................  4,595      356,686
Bell Atlantic Corp. ....................................... 57,940    2,643,512
BellSouth Corp............................................. 36,954    2,480,537
Bemis Co. .................................................  1,992       81,423
Beneficial Corp. ..........................................  2,042      312,808
Bestfoods.................................................. 10,778      625,797
Bethlehem Steel Corp. .....................................  4,788       59,550
Biomet, Inc................................................  4,178      138,135
Black & Decker Corp. ......................................  3,546      216,306
Block (H. & R.), Inc. .....................................  3,912      164,793
Boeing Co.................................................. 37,710    1,680,451
Boise Cascade Corp.........................................  1,981       64,877
Boston Scientific Corp.....................................  7,256      519,711
Briggs & Stratton Corp.....................................    879       32,907
Bristol-Myers Squibb Co.................................... 37,148    4,269,698
Brown-Forman Corp. Cl B....................................  2,569      165,058
Browning-Ferris Inds., Inc. ...............................  6,970      242,207
Brunswick Corp.............................................  3,513       86,946
Burlington Northern Santa Fe...............................  5,882      577,538
Burlington Resources, Inc..................................  6,610      284,643
Cabletron Systems, Inc. ...................................  5,905       79,348
Campbell Soup Co........................................... 16,950      900,468
Cardinal Health, Inc.......................................  4,125      386,718
Carolina Power & Light Co. ................................  5,649      245,025
Case Corp..................................................  2,785      134,376
Caterpillar, Inc........................................... 13,683      723,488
CBS Corp................................................... 26,803      850,995
Cendant Corporation........................................ 31,771      663,219
Centex Corp. ..............................................  2,090       78,897
Central & South West Corp. ................................  7,923      212,930
Ceridian Corp..............................................  2,711      159,271
Champion International Corp................................  3,590      176,583
Charles Schwab Corp. ......................................  9,963      323,797
Chase Manhattan Corp. ..................................... 31,853    2,404,901
Chevron Corp............................................... 24,411    2,027,638
Chrysler Corp.............................................. 24,092    1,358,186
Chubb Corp. ...............................................  6,273      504,192

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1998 (UNAUDITED)

                                                            SHARES    VALUE
                                                            ------ ------------

INDEXED ASSETS (CONT'D):
CIGNA Corp. ...............................................  8,038 $    554,622
Cincinnati Financial Corp .................................  6,224      238,846
Cincinnati Milacron, Inc...................................  1,407       34,207
Cinergy Corp...............................................  5,888      206,080
Circuit City Group, Inc....................................  3,686      172,781
Cisco Systems, Inc. ....................................... 38,181    3,515,038
Citicorp................................................... 16,852    2,515,161
Clear Channel Communications...............................  4,626      504,812
Clorox Co..................................................  3,877      369,768
Coastal Corp. (The)........................................  3,965      276,806
Coca-Cola Co............................................... 92,164    7,880,022
Colgate-Palmolive Co....................................... 11,052      972,576
Columbia Energy Group......................................  3,108      172,882
Columbia/HCA Healthcare Corp............................... 24,018      699,524
Comcast Corp. Cl A......................................... 13,764      558,733
Comerica, Inc..............................................  5,845      387,231
Compaq Computer Corp....................................... 61,686    1,750,327
Computer Associates Intl., Inc............................. 20,380    1,132,363
Computer Sciences Corp.....................................  5,819      372,416
Conagra, Inc............................................... 17,931      568,188
Conseco, Inc...............................................  6,977      326,174
Consolidated Edison, Inc...................................  8,789      404,843
Consolidated Natural Gas Co................................  3,576      210,537
Consolidated Stores Corp...................................  4,021      145,761
Cooper Industries..........................................  4,506      247,548
Cooper Tire & Rubber Co. ..................................  2,775       57,234
Coors (Adolph) Co. Cl B....................................  1,306       44,404
Corning Inc................................................  8,662      301,004
Costco Co..................................................  8,049      507,590
Countrywide Credit Industries..............................  4,051      205,588
Crane Co...................................................  1,617       78,525
Crown Cork & Seal Co., Inc.................................  4,644      220,590
CSX Corp...................................................  8,177      372,053
Cummins Engine, Inc........................................  1,346       68,982
CVS Corp................................................... 14,347      558,636
Cyprus Amax Minerals Co....................................  3,294       43,645
Dana Corp. ................................................  3,949      211,271
Darden Restaurants, Inc. ..................................  5,392       85,598
Data General Corp..........................................  1,686       25,184
Dayton-Hudson Corp. ....................................... 16,315      791,277
Deere & Co. (Del.).........................................  9,258      489,516
Dell Computer Corp. ....................................... 24,036    2,230,841
Delta Air Lines, Inc.......................................  2,827      365,389
Deluxe Corp................................................  3,017      108,046
Dillard's Inc. Cl A........................................  4,018      166,495
Disney (Walt) Company (The)................................ 25,445    2,673,315
Dominion Resources, Inc....................................  7,301      297,515
Donnelley (R.R.) & Sons Co.................................  5,296      242,292
Dover Corp.................................................  8,323      285,062
Dow Chemical Company.......................................  8,402      812,368
Dow Jones & Co., Inc.......................................  3,393      189,159
Dresser Industries, Inc....................................  6,550      288,609

                                                           SHARES     VALUE
                                                           ------- ------------

DSC Communications Corp...................................   4,433 $    132,990
DTE Energy Co.............................................   5,415      218,630
Du Pont (E.I.) De Nemours.................................  42,120    3,143,205
Duke Energy Corp..........................................  13,452      797,031
Dun & Bradstreet Corp.....................................   6,407      230,652
Eastern Enterprises.......................................     718       30,784
Eastman Chemical Co.......................................   2,953      183,824
Eastman Kodak Co. ........................................  12,044      879,964
Eaton Corp. ..............................................   2,665      207,203
Echlin, Inc...............................................   2,374      116,474
Ecolab Inc................................................   4,806      148,986
Edison International......................................  13,440      397,320
EG&G, Inc.................................................   1,596       47,880
EMC Corp..................................................  18,575      832,392
Emerson Electric Co. .....................................  16,523      997,576
Engelhard Corp. ..........................................   5,395      109,248
Enron Corp................................................  12,260      662,806
Entergy Corp. ............................................   9,196      264,385
Equifax Inc...............................................   5,520      200,445
Exxon Corp................................................  91,323    6,512,471
FDX Corp..................................................   5,493      344,673
Federated Department Stores...............................   7,861      423,020
FHLMC.....................................................  25,328    1,191,999
Fifth Third Bancorp.......................................   8,701      548,163
First Chicago NBD Corp....................................  10,719      949,971
First Data Corp...........................................  16,664      555,119
First Union Corp. ........................................  36,168    2,106,809
FirstEnergy Corp..........................................   8,608      264,696
Fleet Financial Group, Inc................................  10,606      885,601
Fleetwood Enterprises, Inc................................   1,268       50,720
Fluor Corp................................................   3,063      156,213
FMC Corp..................................................   1,297       88,439
FNMA......................................................  38,701    2,351,085
Ford Motor Co. (U.S.A.)...................................  45,273    2,671,107
Fort James Corp of Virginia...............................   8,226      366,057
Fortune Brands, Inc.......................................   6,456      248,152
Foster Wheeler Corp.......................................   1,435       30,762
FPL Group, Inc. ..........................................   6,774      426,762
Franklin Resources, Inc...................................   9,442      509,868
Freeport-McMoran Copper Cl B..............................   6,815      103,502
Frontier Corp. ...........................................   6,390      201,285
Fruit of the Loom, Inc....................................   2,580       85,623
Gannett Co., Inc..........................................  10,616      754,399
Gap, Inc. (The)...........................................  14,673      904,223
Gateway 2000, Inc.........................................   5,808      294,030
General Dynamics Corp.....................................   4,717      219,340
General Electric Co....................................... 121,601   11,065,886
General Instrument Corp...................................   5,603      152,331
General Mills, Inc. ......................................   5,906      403,822
General Motors Corp.......................................  24,921    1,665,034
General Re Corp. .........................................   2,856      723,996
General Signal Corp. .....................................   1,537       55,332
Genuine Parts Co..........................................   6,680      230,877
Georgia-Pacific (Timber Group)............................   3,426      201,919

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1998 (UNAUDITED)

                                                            SHARES    VALUE
                                                            ------ ------------

INDEXED ASSETS (CONT'D):
Giant Food, Inc. ..........................................  2,241 $     96,503
Gillette Co. .............................................. 41,930    2,376,906
Golden West Financial Corp. ...............................  2,138      227,296
Goodrich (B.F.) Co. .......................................  2,721      135,029
Goodyear Tire & Rubber Co. ................................  5,869      378,183
GPU, Inc. .................................................  4,773      180,479
Grainger (W.W.), Inc. .....................................  3,648      181,716
Great Atl. & Pac. Tea Co. .................................  1,348       44,568
Great Lakes Chemical Corp. ................................  2,108       83,134
Green Tree Financial Corp. ................................  5,003      214,190
GTE Corp. ................................................. 35,927    1,998,439
Guidant Corp. .............................................  5,629      401,418
Halliburton Co. ...........................................  9,816      437,425
Harcourt General, Inc. ....................................  2,645      157,377
Harnischfeger Industries, Inc. ............................  1,739       49,235
Harrah's Entertainment, Inc. ..............................  3,557       82,700
Harris Corp. ..............................................  2,986      133,436
Hartford Financial Svcs Gp, Inc ...........................  4,398      503,021
Hasbro, Inc. ..............................................  4,958      194,911
HBO & Co. ................................................. 16,036      565,269
HealthSouth Corp. ......................................... 14,954      399,084
Heinz (H.J.) Co. .......................................... 13,648      765,994
Helmerich & Payne, Inc. ...................................  1,760       39,160
Hercules, Inc. ............................................  3,542      145,664
Hershey Foods Corp. .......................................  5,343      368,667
Hewlett-Packard Co. ....................................... 38,661    2,314,827
Hilton Hotels Corp. .......................................  9,211      262,513
Home Depot, Inc. .......................................... 27,425    2,277,989
Homestake Mining Co. ......................................  7,436       77,148
Honeywell, Inc. ...........................................  4,708      393,412
Household International, Inc. ............................. 12,018      597,895
Houston Industries, Inc. .................................. 11,036      340,736
Humana, Inc. ..............................................  6,212      193,736
Huntington Bancshares, Inc. ...............................  7,179      240,496
Ikon Office Solutions......................................  5,053       73,584
Illinois Tool Works, Inc. .................................  9,327      621,994
Inco Ltd. .................................................  5,885       80,183
Ingersoll Rand Co. ........................................  6,177      272,174
Inland Steel, Inc. ........................................  1,725       48,623
Intel Corp. ............................................... 63,301    4,692,186
International Paper Co. ................................... 11,477      493,511
Interpublic Group of Cos., Inc ............................  5,090      308,899
Intl. Business Machines Corp. ............................. 35,192    4,040,481
Intl. Flavors & Fragrances.................................  4,022      174,705
ITT Industries, Inc. ......................................  4,421      165,234
Jefferson-Pilot Corp. .....................................  3,971      230,069
Johnson & Johnson.......................................... 50,188    3,701,365
Johnson Controls, Inc. ....................................  3,158      180,598
Jostens, Inc. .............................................  1,370       32,709
Kaufman & Broad Home Corp. ................................  1,373       43,592
Kellogg Co. ............................................... 15,273      573,692
Kerr-McGee Corp. ..........................................  1,781      103,075

                                                            SHARES    VALUE
                                                            ------ ------------

KeyCorp ................................................... 16,425 $    585,140
Kimberly Clark Corp. ...................................... 20,794      953,924
King World Productions, Inc. ..............................  2,584       65,892
KLA Tencor Corporation.....................................  3,242       89,762
Kmart Corp. ............................................... 18,211      350,561
Knight-Ridder, Inc. .......................................  2,975      163,810
Kroger Corp. ..............................................  9,557      409,756
Laidlaw, Inc. ............................................. 12,267      149,504
Lehman Brothers Holdings, Inc. ............................  4,424      343,136
Lilly (Eli) & Co. ......................................... 41,333    2,730,561
Limited (The), Inc. .......................................  8,472      280,635
Lincoln National Corp. ....................................  3,749      342,564
Liz Claiborne, Inc. .......................................  2,465      128,796
Lockheed Martin Corp. .....................................  7,298      772,675
Loews Corp. ...............................................  4,292      373,940
Longs Drug Stores, Inc. ...................................  1,365       39,414
Louisiana-Pacific Corp. ...................................  3,860       70,445
Lowe's Companies, Inc. .................................... 13,056      529,584
LSI Logic Corp. ...........................................  5,254      121,170
Lucent Technologies, Inc. ................................. 48,967    4,073,442
Mallinckrodt, Inc. ........................................  2,570       76,296
Manor Care, Inc. ..........................................  2,376       91,327
Marriott International, Inc. ..............................  9,535      308,695
Marsh & McLennan Cos., Inc. ...............................  9,579      578,930
Masco Corp. ...............................................  6,344      383,812
Mattel, Inc. .............................................. 10,955      463,533
May Department Stores Co. .................................  8,616      564,348
Maytag Corp. ..............................................  3,511      173,355
MBIA Inc. .................................................  3,643      272,769
MBNA Corp. ................................................ 18,706      617,298
McDermott International, Inc. .............................  2,126       73,214
McDonald's Corp. .......................................... 25,657    1,770,333
McGraw-Hill Cos., Inc. ....................................  3,714      302,923
MCI Communications Corp. .................................. 27,036    1,571,467
Mead Corp. ................................................  3,884      123,317
MediaOne Group, Inc. ...................................... 22,726      998,523
Medtronic, Inc. ........................................... 17,524    1,117,155
Mellon Bank Corp. .........................................  9,712      676,198
Mercantile Bancorporation..................................  4,972      250,464
Mercantile Stores, Inc. ...................................  1,372      108,302
Merck & Co., Inc. ......................................... 44,611    5,966,721
Meredith Corp. ............................................  1,871       87,820
Merrill Lynch & Co., Inc. ................................. 12,914    1,191,316
MGIC Investment Corp ......................................  4,259      243,029
Micron Technology, Inc. ...................................  7,940      197,011
Microsoft Corp. ........................................... 91,968    9,967,032
Millipore Corp. ...........................................  1,536       41,856
Minnesota Mining & Mfg. Co. ............................... 15,098    1,240,866
Mirage Resorts, Inc. ......................................  6,701      142,815
Mobil Corp. ............................................... 29,164    2,234,691
Monsanto Co................................................ 22,354    1,249,029
Moore Corp., Ltd...........................................  3,126       41,419
Morgan (J.P.) & Co., Inc...................................  6,659      779,935
Morgan Stanley Dean Witter................................. 22,394    2,046,251

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1998 (UNAUDITED)

                                                            SHARES    VALUE
                                                            ------ ------------

INDEXED ASSETS (CONT'D):
Morton International, Inc. ................................  4,691 $    117,275
Motorola, Inc.............................................. 22,307    1,172,511
NACCO Industries, Inc. Cl A................................    287       37,094
Nalco Chemical Co..........................................  2,346       82,403
National City Corp. ....................................... 12,250      869,750
National Semiconductor Corp. ..............................  6,130       80,839
National Service Industries................................  1,522       77,431
NationsBank Corp........................................... 35,751    2,734,951
Navistar International Corp. ..............................  2,652       76,576
New York Times Co. Cl A....................................  3,577      283,477
Newell Co. ................................................  5,947      296,234
Newmont Mining Corp........................................  5,842      138,017
Nextel Communications, Inc. ............................... 10,200      253,725
Niagara Mohawk Power Corp. ................................  5,089       76,016
Nicor, Inc.................................................  1,704       68,373
Nielsen Media Research.....................................  6,078      382,914
Nike, Inc. Cl B............................................ 10,739      522,855
Nordstrom, Inc.............................................  2,846      219,853
Norfolk Southern Corp...................................... 14,136      421,429
Northern States Power Co. .................................  5,626      161,044
Northern Telecom, Ltd...................................... 19,428    1,102,539
Northern Tr Corp ..........................................  4,162      317,352
Northrop Grumman Corp......................................  2,526      260,493
Norwest Corp............................................... 28,246    1,055,694
Novell, Inc................................................ 13,124      167,331
Nucor Corp. ...............................................  3,286      151,156
Occidental Petroleum Corp.................................. 13,710      370,170
Omnicom Group, Inc.........................................  6,354      316,905
Oneok, Inc. ...............................................  1,092       43,543
Oracle Corp. .............................................. 36,333      892,429
Oryx Energy Co. ...........................................  3,962       87,659
Owens Corning..............................................  2,015       82,237
Owens Illinois.............................................  5,757      257,625
Paccar, Inc. ..............................................  2,915      152,308
PacifiCorp ................................................ 11,095      251,024
Pall Corp..................................................  4,488       92,004
Parametric Technology Co................................... 10,098      273,908
Parker Hannifin Corp. .....................................  4,127      157,341
Peco Energy Co.............................................  8,306      242,431
Penney (J.C.) Co., Inc.....................................  9,368      677,423
Pennzoil Co. ..............................................  1,780       90,112
Peoples Energy Corp. ......................................  1,235       47,701
Pep Boys-Manny, Moe & Jack.................................  2,235       42,325
Pepsico, Inc. ............................................. 55,650    2,292,084
Perkin-Elmer Corp. ........................................  1,833      113,989
Pfizer, Inc................................................ 48,731    5,296,450
PG & E Corp................................................ 14,238      449,386
Pharmacia & Upjohn, Inc.................................... 18,960      874,530
Phelps Dodge Corp..........................................  2,190      125,240
Phillip Morris Cos., Inc. ................................. 90,672    3,570,210
Phillips Petroleum Co......................................  9,743      469,490
Pioneer Hi-Bred Intl., Inc.................................  9,116      377,174

                                                            SHARES    VALUE
                                                            ------ ------------

Pitney Bowes, Inc.......................................... 10,206 $    491,163
Placer Dome, Inc...........................................  9,331      109,639
PNC Bank Corp.............................................. 11,227      604,152
Polaroid Corp..............................................  1,582       56,259
Potlatch Corp. ............................................  1,020       42,840
PP&L Resources, Inc........................................  6,254      141,887
PPG Industries, Inc. ......................................  6,620      460,503
Praxair, Inc...............................................  5,890      275,725
Proctor & Gamble Co. ...................................... 50,050    4,557,678
Progressive Corp. of Ohio..................................  2,706      381,546
Providian Financial Corp. .................................  3,549      278,818
Public Svc. Enterprise Group...............................  8,657      298,125
Pulte Corp.................................................  1,496       44,693
Quaker Oats Co. ...........................................  5,171      284,081
Ralston Purina Co. ........................................  3,941      460,358
Raychem Corp. .............................................  3,030       89,574
Raytheon Co................................................ 12,646      747,694
Reebok International Ltd...................................  1,984       54,932
Republic New York Corp.....................................  4,031      253,701
Reynold's Metals Co........................................  2,604      145,661
Rite-Aid Corp..............................................  9,623      361,463
Rockwell Intl., Corp.......................................  7,334      352,490
Rohm & Haas Co. ...........................................  2,264      235,314
Rowan Cos., Inc............................................  3,052       59,323
Royal Dutch Petro Co.-NY Shr............................... 80,033    4,386,808
Rubbermaid, Inc............................................  5,591      185,551
Russell Corp...............................................  1,285       38,790
Ryder System, Inc. ........................................  2,696       85,092
Safeco Corp. ..............................................  5,270      239,455
Sara Lee Corp. ............................................ 17,433      975,158
SBC Communications, Inc. .................................. 68,632    2,745,280
Schering-Plough Corp....................................... 27,383    2,508,967
Schlumberger, Ltd.......................................... 18,617    1,271,773
Scientific-Atlanta, Inc. ..................................  2,780       70,542
Seagate Technology, Inc....................................  9,072      216,027
Seagram, Ltd. ............................................. 12,925      529,117
Sealed Air Corp. New.......................................  3,117      114,549
Sears Roebuck & Co......................................... 14,595      891,207
Sempra Energy..............................................  4,690      130,157
Service Corp. International................................  9,555      409,670
Shared Medical Systems Corp. ..............................    982       72,115
Sherwin-Williams Co. ......................................  6,476      214,517
Sigma-Aldrich Corp. .......................................  3,753      131,824
Silicon Graphics, Inc......................................  7,046       85,432
Snap-On, Inc. .............................................  2,145       77,756
Sonat, Inc. ...............................................  4,108      158,671
Southern Co. .............................................. 26,029      720,677
Southwest Airlines Co. ....................................  8,329      246,746
Springs Industries, Inc. Cl A..............................    710       32,748
Sprint Corp................................................ 16,069    1,132,864
St. Jude Medical, Inc......................................  3,135      115,407
St. Paul Companies (The)...................................  8,756      368,299
Stanley Works..............................................  3,312      137,655
State Street Corp..........................................  6,018      418,251

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1998 (UNAUDITED)

                                                            SHARES    VALUE
                                                            ------ ------------

INDEXED ASSETS (CONT'D):
Stone Container Corp.......................................  3,500 $     54,687
Summit Bancorp.............................................  6,626      314,735
Sun America, Inc...........................................  7,293      418,891
Sun Co., Inc...............................................  3,501      135,882
Sun Microsystems, Inc. .................................... 14,139      614,162
Suntrust Banks, Inc........................................  7,879      640,661
Supervalu, Inc. ...........................................  2,243       99,533
Synovus Financial Corp. ...................................  9,818      233,177
Sysco Corp................................................. 12,600      322,875
Tandy Corp. ...............................................  3,780      200,576
Tektronix, Inc.............................................  1,784       63,109
Tele-Comm Liberty Media Gp. A.............................. 18,930      727,621
Tellabs, Inc...............................................  6,801      487,121
Temple-Inland, Inc. .......................................  2,093      112,760
Tenet Healthcare Corp. .................................... 11,505      359,531
Tenneco, Inc...............................................  6,332      241,011
Texaco, Inc................................................ 20,196    1,205,448
Texas Instruments, Inc. ................................... 14,575      849,904
Texas Utilities Co. .......................................  9,156      381,118
Textron, Inc. .............................................  6,107      437,795
Thermo Electron Corp. .....................................  5,947      203,313
Thomas & Betts Corp........................................  2,062      101,553
Time Warner, Inc. ......................................... 22,051    1,883,982
Times Mirror Co. Cl A......................................  3,312      208,242
Timken Co..................................................  2,219       68,372
TJX Cos., Inc.............................................. 11,920      287,570
Torchmark Corp. ...........................................  5,235      239,501
Toys R Us, Inc............................................. 10,415      245,403
Transamerica Corp. ........................................  2,349      270,428
Travelers Group, Inc....................................... 42,924    2,602,267
Tribune Co.................................................  4,557      313,578
Tricon Global Restaurants..................................  5,684      180,111
TRW, Inc...................................................  4,578      250,073
Tupperware Corp............................................  2,150       60,468
Tyco International Ltd. ................................... 21,763    1,371,069
U.S. Bancorp............................................... 27,728    1,192,304
U.S. Surgical Corp. .......................................  2,861      130,533
U.S. West Communications Group............................. 18,721      879,894
Unicom Corp................................................  8,096      283,866

                                                            SHARES    VALUE
                                                            ------ ------------

Unilever N.V............................................... 23,893 $  1,886,053
Union Camp Corp............................................  2,586      128,330
Union Carbide Corp.........................................  5,083      271,305
Union Pacific Corp.........................................  9,230      407,273
Union Pacific Resources Grp................................  9,370      164,560
Unisys Corp. ..............................................  9,383      265,069
United Healthcare Corp.....................................  7,192      456,692
United Technologies Corp. .................................  8,566      792,355
Unocal Corp................................................  9,009      322,071
UNUM Corp..................................................  5,161      286,435
US Airways Group Inc.......................................  3,765      298,376
UST, Inc...................................................  6,928      187,056
USX-Marathon Group......................................... 10,794      370,369
USX-U.S. Steel Group, Inc..................................  3,241      106,953
V F Corp...................................................  4,541      233,861
Venator Group, Inc. .......................................  5,036       96,313
Viacom, Inc. .............................................. 13,310      775,307
W.R. Grace & Co. ..........................................  2,616       44,635
Wachovia Corp..............................................  7,694      650,143
Wal-Mart Stores, Inc....................................... 83,825    5,092,368
Walgreen Co................................................ 18,537      765,809
Warner-Lambert Co.......................................... 30,586    2,121,903
Washington Mutual, Inc..................................... 14,449      627,606
Waste Management, Inc...................................... 17,751      621,285
Wells Fargo & Co. .........................................  3,186    1,175,634
Wendy's International, Inc.................................  4,900      115,150
Western Atlas, Inc.........................................  2,045      173,569
Westvaco Corp..............................................  3,787      106,982
Weyerhaeuser Co............................................  7,426      342,988
Whirlpool Corp. ...........................................  2,820      193,875
Willamette Industries, Inc.................................  4,157      133,024
Williams Cos., Inc......................................... 15,824      534,060
Winn-Dixie Stores, Inc.....................................  5,544      283,783
WorldCom, Inc.............................................. 38,521    1,865,860
Worthington Industries, Inc. ..............................  3,410       51,363
Wrigley (Wm.) Jr. Co. .....................................  4,338      425,124
Xerox Corp................................................. 12,251    1,245,007
                                                                   ------------
TOTAL INDEXED ASSETS--COMMON STOCKS
 (Cost: $240,520,581) 95.7%....................................... $333,776,148
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1998 (UNAUDITED)

                                                          FACE
                                        RATE  MATURITY   AMOUNT      VALUE
                                        ----  -------- ---------- ------------
SHORT-TERM DEBT SECURITIES
U.S. Government (0.5%)
 U.S. Treasury Bill.................... 4.75% 08/06/98 $  750,000 $    746,313
 U.S. Treasury Bill.................... 4.98  10/01/98    500,000      493,575
 U.S. Treasury Bill.................... 5.00  10/08/98    500,000      493,043
                                                                  ------------
                                                                     1,732,931
                                                                  ------------
Commercial Paper (3.8%)
 Cargill, Inc.......................... 6.10  07/01/98    346,000      346,000
 Du Pont (E.I.) De Numours & Co........ 5.50  07/13/98  5,225,000    5,215,390
 Merrill Lynch & Co. .................. 6.12  07/01/98  2,247,000    2,247,000
 Merrill Lynch & Co. .................. 5.60  07/07/98  4,530,000    4,525,766
 Snap On Tools Corp.................... 5.55  07/16/98  1,000,000      997,683
                                                                  ------------
                                                                    13,331,839
                                                                  ------------
TOTAL ACTIVE PORTION--SHORT-TERM DEBT
 SECURITIES
 (Cost: $15,064,947) 4.3%.......................................    15,064,770
                                                                  ------------
TOTAL INVESTMENTS
 (Cost: $255,585,528) 100.0%....................................  $348,840,918
                                                                  ============

-------

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 1998

                                                     UNDERLYING FACE UNREALIZED
                                     EXPIRATION DATE AMOUNT AT VALUE    GAIN
                                     --------------- --------------- ----------
PURCHASED
53 S&P 500 Stock Index Futures Con-
 tracts............................. September 1998    $15,144,750    $196,986
                                                       ===========    ========

The face value of futures purchased and outstanding as percentage of total investment in securities: 4.3%.

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           JUNE 30, 1998 (UNAUDITED)

                                                          FACE
                                       RATE   MATURITY   AMOUNT       VALUE
                                       -----  -------- ----------- ------------

LONG-TERM DEBT SECURITIES:
U.S. Government (4.0%)
 U.S. Treasury Note...................  5.38% 02/15/01 $   500,000 $    498,280
 U.S. Treasury Note...................  6.50  08/15/05  17,000,000   17,940,270
                                                                   ------------
                                                                     18,438,550
                                                                   ------------
Agencies/Other Governments (52.6%)
 Connecticut Housing Fin. Auth........  7.63  05/15/21   2,500,000    2,603,185
 Federal Home Loan Bank...............  0.00  07/14/17  25,000,000    5,843,750
 Federal Home Loan Bank...............  0.00  07/07/22  50,000,000    8,047,000
 Federal Home Loan Bank...............  0.00  07/07/17  125,000,00   29,257,500
 Federal Home Loan Bank...............  0.00  06/26/17  50,000,000   11,664,000
 Federal Home Loan Bank...............  0.00  08/14/07  10,000,000    5,350,000
 Federal Home Loan Bank...............  0.00  08/18/17  50,000,000   11,187,500
 Federal Home Loan Bank...............  0.00  07/02/12  90,000,000   29,882,700
 FHLMC................................  7.50  04/01/07     320,699      322,654
 FHLMC................................  0.00  08/26/22  250,000,00   37,930,000
 FHLMC................................  7.00  09/15/16   2,414,479    2,425,779
 FHLMC................................  6.38  11/15/06   1,100,000    1,103,432
 FHLMC................................  7.00  10/15/06     858,347      861,832
 FHLMC................................  7.75  07/15/05     192,159      193,298
 FHLMC................................  0.00  05/22/28  30,000,000    7,678,200
 FHLMC................................  6.75  05/15/18     169,852      169,532
 FHLMC................................  7.00  05/15/06   1,000,000    1,013,120
 FHLMC................................  7.00  12/15/14   1,895,247    1,899,378
 FHLMC................................  8.00  07/15/06     643,030      670,152
 FHLMC................................  7.50  07/15/20     321,866      323,877
 FHLMC................................  8.50  02/15/21   1,362,033    1,378,622
 FNMA.................................  6.25  01/25/20     850,000      853,978
 FNMA.................................  7.00  09/25/05     856,609      858,210
 FNMA.................................  9.30  05/25/19     194,018      196,806
 FNMA.................................  8.95  09/25/19      66,024       65,899
 FNMA.................................  0.00  07/13/17 200,000,000   45,500,000
 FNMA.................................  8.15  08/25/05     358,604      359,275
 FNMA.................................  7.00  05/25/20     352,348      351,685
 FNMA.................................  7.00  08/25/20      66,023       65,837
 FNMA.................................  7.00  10/25/05   1,400,000    1,415,750
 New York City........................  9.50  06/01/09   5,000,000    5,453,434
 New York City........................ 10.00  08/01/05   1,565,000    1,749,751
 New York City........................ 10.00  08/01/05     435,000      494,226
 Pulaski County Arkansas PFB..........  7.50  11/01/07     188,649      204,282
 Republic of Iceland..................  6.13  02/01/04   5,000,000    5,043,550
 Suffolk County, New York.............  5.80  11/01/04   4,000,000    3,953,816
 Suffolk County, New York.............  5.88  11/01/05   4,000,000    3,953,972
 Tennessee Valley Authority...........  7.85  06/15/44  10,000,000   11,154,800
                                                                   ------------
                                                                    241,480,782
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1998 (UNAUDITED)

                                                           FACE
                                        RATE   MATURITY   AMOUNT       VALUE
                                        -----  -------- ----------- ------------

Basic Materials (4.0%)
 Fletcher Challenge Ltd................  9.00% 09/15/99 $ 2,000,000 $  2,061,840
 Georgia-Pacific (Timber Group)........  8.63  04/30/25   7,000,000    7,750,330
 Inco Ltd..............................  9.60  06/15/22   7,500,000    8,540,175
                                                                    ------------
                                                                      18,352,345
                                                                    ------------
Consumer, Cyclical (7.3%)
 Centex Corp...........................  7.38  06/01/05   5,000,000    5,185,250
 Centex Corp...........................  8.75  03/01/07   2,000,000    2,224,540
 Fruit of the Loom, Inc................  7.88  10/15/99   1,000,000    1,003,890
 Fruit of the Loom, Inc................  7.00  03/15/11   2,500,000    2,266,350
 Fruit of the Loom, Inc................  7.38  11/15/23   1,250,000    1,131,400
 Gannett Co., Inc......................  5.85  05/01/00   3,500,000    3,495,765
 Polaroid Corp.........................  7.25  01/15/07   3,750,000    3,822,750
 Shopko Stores, Inc....................  9.00  11/15/04   5,000,000    5,607,000
 V F Corp..............................  9.25  05/01/22   1,000,000    1,140,500
 Valassis Communication, Inc...........  9.55  12/01/03   5,000,000    5,611,350
 Venator Group, Inc....................  7.00  10/15/02   2,000,000    2,052,460
                                                                    ------------
                                                                      33,541,255
                                                                    ------------
Consumer, Non-Cyclical (3.8%)
 Bausch & Lomb, Inc....................  6.75  12/15/04   5,000,000    5,051,650
 Ralston Purina Co.....................  8.63  02/15/22   7,500,000    9,142,875
 Rhone-Poulenc S A.....................  7.75  01/15/02   3,000,000    3,131,940
                                                                    ------------
                                                                      17,326,465
                                                                    ------------
Energy (3.5%)
 Southern Union Co.....................  7.60  02/01/24  10,000,000   10,617,300
 Tosco Corp............................  8.25  05/15/03   5,000,000    5,424,550
                                                                    ------------
                                                                      16,041,850
                                                                    ------------
Financial (14.0%)
 Bear Stearns Cos., Inc................  6.63  10/01/04   1,000,000    2,045,620
 Berkley (W.R.) Corp...................  8.70  01/01/22   5,000,000    6,055,250
 Chase Manhattan Corp..................  6.88  12/12/12   5,000,000    5,044,450
 Citicorp Mortgage Sec. Inc............  6.25  03/25/24     578,165      576,355
 Executive Risk, Inc...................  7.13  12/15/07   5,000,000    5,119,650
 Fairfax Financial Holdings............  8.25  10/01/15   2,500,000    2,826,225
 Harleysville Group Inc................  6.75  11/15/03   2,500,000    2,556,350
 Morgan (J.P.) & Co., Inc..............  0.00  04/15/27  32,500,000    3,738,475
 Progressive Corp. of Ohio............. 10.00  12/15/00   1,500,000    1,632,285
 Prudential Home Mtge Securities.......  7.75  10/25/24     400,000      400,248
 Prudential Home Mtge Secs. Co.........  7.00  06/25/23   1,577,827    1,574,371
 Prudential Home Mtge Secs. Co.........  6.85  10/25/23     231,746      231,456
 Rank Group Financial..................  6.75  11/30/04   5,000,000    5,064,250
 Residential Funding Mtge. Sec. I......  7.25  02/25/26   1,117,486    1,118,179
 Rodamco NV............................  7.75  05/15/15   5,000,000    5,711,400
 Rodamco NV............................  7.30  05/15/05   5,000,000    5,304,600
 Ryland Acceptance Corp................  7.95  08/20/19     297,919      297,546
 Sun America, Inc......................  9.95  02/01/12   5,000,000    6,434,000
 Triad Guaranty........................  7.90  01/15/28   3,250,000    3,332,943
 Vesta Insurance Group, Inc............  8.75  07/15/25   5,000,000    5,338,600
                                                                    ------------
                                                                      64,402,253
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1998 (UNAUDITED)

                                                          FACE
                                        RATE  MATURITY   AMOUNT       VALUE
                                        ----  -------- ----------- ------------
Industrial (4.3%)
 Clark Equipment Co.................... 8.35% 05/15/23 $ 5,000,000 $  5,926,750
 Geon Co............................... 7.50  12/15/15   3,750,000    3,876,525
 Williams Cos., Inc.................... 6.50  11/15/02  10,000,000   10,094,500
                                                                   ------------
                                                                     19,897,775
                                                                   ------------
Utilities (4.8%)
 New Orleans Public Service............ 8.00  03/01/06   4,000,000    4,076,000
 Pacific Gas & Electric Co............. 8.75  01/01/01   2,000,000    2,123,800
 Philadelphia Electric Co.............. 7.13  08/15/23   5,000,000    5,148,100
 Utilicorp United, Inc................. 8.00  03/01/23  10,000,000   10,467,812
                                                                   ------------
                                                                     21,815,712
                                                                   ------------
 TOTAL LONG-TERM DEBT SECURITIES
  (Cost: $435,656,379) 98.3%.....................................   451,296,987
                                                                   ------------
SHORT-TERM DEBT SECURITIES:
Commercial Paper (1.7%)
 Northern States Power................. 6.20  07/01/98   8,037,000    8,037,000
                                                                   ------------
 TOTAL SHORT-TERM DEBT SECURITIES
  (Cost: $8,037,000) 1.7%........................................     8,037,000
                                                                   ------------
 TOTAL INVESTMENTS
  (Cost: $443,693,379) 100.0%....................................  $459,333,987
                                                                   ============

-------
Abbreviations: FHLMC=Federal Home Loan Mortgage Corporation
           FNMA=Federal National Mortgage Association
           PFB=Prison Finance Board

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           JUNE 30, 1998 (UNAUDITED)

                                                            FACE
                                          RATE  MATURITY   AMOUNT      VALUE
                                          ----  -------- ---------- -----------

INTERMEDIATE-TERM DEBT:
U.S. Government (27.3%)
 U.S. Treasury Note...................... 6.13% 07/31/00 $3,800,000 $ 3,845,106
 U.S. Treasury Note...................... 5.38  02/15/01  1,500,000   1,494,840
                                                                    -----------
                                                                      5,339,946
                                                                    -----------
Agencies/Other Governments (56.7%)
 Federal Home Loan Bank.................. 6.89  06/25/02    386,500     387,949
 FHLMC................................... 7.75  08/15/15     25,331      25,243
 FHLMC................................... 8.00  04/01/02    260,832     266,290
 FHLMC................................... 8.00  05/01/02    515,956     522,586
 FHLMC................................... 7.75  12/01/02    289,903     293,798
 FHLMC................................... 5.00  07/15/05    201,607     200,157
 FHLMC................................... 8.00  11/15/05    150,886     151,214
 FHLMC................................... 7.25  12/15/05    112,325     112,709
 FHLMC................................... 7.00  05/15/06    500,000     506,560
 FHLMC................................... 7.00  10/15/06    250,000     254,687
 FHLMC................................... 7.00  03/15/08    541,571     546,136
 FHLMC................................... 6.00  12/15/17    400,000     399,624
 FHLMC................................... 8.75  10/15/20    112,582     113,038
 FHLMC................................... 7.00  11/15/20    209,310     209,374
 FHLMC................................... 7.95  12/15/20    157,213     159,226
 FHLMC................................... 6.50  05/15/21    185,869     186,856
 FHLMC................................... 6.00  05/15/22    197,636     196,337
 FNMA.................................... 0.00  12/01/01    258,384     238,540
 FNMA.................................... 7.00  01/25/02    500,000     500,935
 FNMA.................................... 9.50  12/20/03     72,066      75,522
 FNMA.................................... 7.00  09/25/05    599,626     600,747
 FNMA.................................... 8.25  09/25/05    218,532     221,740
 FNMA.................................... 8.25  10/01/05    151,902     153,261
 FNMA.................................... 7.00  10/25/05    600,000     606,750
 FNMA.................................... 7.00  11/25/05    400,000     406,000
 FNMA.................................... 7.25  12/25/05    217,705     217,976
 FNMA.................................... 8.00  12/25/05    185,556     186,598
 FNMA.................................... 7.00  01/15/18     79,115      78,941
 FNMA.................................... 7.75  10/25/18    109,516     109,343
 FNMA.................................... 6.50  12/25/18    506,485     505,690
 FNMA.................................... 6.70  01/18/19    600,000     604,308
 FNMA.................................... 5.50  04/25/19    500,000     497,030
 FNMA.................................... 8.95  09/25/19     24,085      24,039
 FNMA.................................... 6.25  01/25/20    650,000     653,042
 FNMA.................................... 5.00  04/25/20    456,759     452,616
 FNMA.................................... 7.00  08/25/20     45,850      45,720
 FNMA.................................... 7.00  01/25/21     35,280      35,180
 FNMA.................................... 6.10  08/25/21    230,155     228,787
 Pulaski County Arkansas PFB............. 7.50  11/01/07    117,382     127,109
                                                                    -----------
                                                                     11,101,658
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1998 (UNAUDITED)

                                                             FACE
                                           RATE  MATURITY   AMOUNT      VALUE
                                           ----  -------- ---------- -----------

INTERMEDIATE-TERM DEBT (CONT'D):
Consumer, Cyclical (2.6%)
 Venator Group, Inc....................... 7.00% 06/01/00 $  500,000 $   506,005
                                                                     -----------
Financial (10.4%)
 Citicorp Mortgage Sec. Inc. ............. 6.25  03/25/24    234,665     233,930
 FBC Mortgage Secur. Trust................ 8.30  08/20/09    116,721     117,486
 GE Capital Mtge Services, Inc. .......... 6.00  09/25/08    172,198     171,821
 Norwest Asset Securities Corp. .......... 7.25  11/25/26    159,917     160,016
 Prudential Home Mtge. Secs. Co. ......... 6.75  08/25/08    500,000     501,715
 Residential Funding Mtge. Sec. I ........ 7.25  02/25/26    141,653     141,741
 Standard Cr. Card Master Trust........... 6.70  09/07/02    705,000     709,843
                                                                     -----------
                                                                       2,036,569
                                                                     -----------
TOTAL INTERMEDIATE-TERM DEBT SECURITIES
 (Cost: $18,942,942) 97.0%.........................................   18,984,178
                                                                     -----------
SHORT-TERM DEBT SECURITIES:
Commercial Paper (3.0%)
 Carolina Power & Light................... 5.85  07/10/98    293,000     292,572
 Northern States Power.................... 6.20  07/01/98    300,000     300,000
                                                                     -----------
TOTAL SHORT-TERM DEBT SECURITIES
 (Cost: $592,572) 3.0%.............................................      592,572
                                                                     -----------
TOTAL INVESTMENTS
 (Cost: $19,535,514) 100.0%........................................  $19,576,750
                                                                     ===========

-------
Abbreviations: FHLMC = Federal Home Loan Mortgage Corporation
           FNMA = Federal National Mortgage Association
           PFB = Prison Finance Board

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           JUNE 30, 1998 (UNAUDITED)

                                                            FACE
                                          RATE  MATURITY   AMOUNT      VALUE
                                          ----  -------- ---------- -----------

INTERMEDIATE-TERM DEBT :
U.S. Government (8.6%)
 U.S. Treasury Note...................... 5.88% 02/15/04 $1,000,000 $ 1,018,440
                                                                    -----------
Agencies/Other Governments (30.7%)
 FHLMC................................... 6.38  11/15/06    590,000     591,840
 FHLMC................................... 8.00  07/15/06    321,515     335,076
 FHLMC................................... 8.00  04/15/03    412,285     428,001
 FNMA.................................... 6.50  12/25/18    284,898     284,450
 FNMA.................................... 7.00  04/25/07    600,000     613,686
 FNMA.................................... 6.50  11/25/05    399,739     404,359
 FNMA.................................... 7.00  11/25/04    100,000     100,875
 FNMA.................................... 7.00  03/18/18    500,000     505,465
 New York City........................... 9.50  06/01/09    350,000     381,740
                                                                    -----------
                                                                      3,645,492
                                                                    -----------
Consumer, Cyclical (6.4%)
 Fruit of the Loom, Inc. ................ 7.88  10/15/99    250,000     250,972
 Venator Group........................... 7.00  10/15/02    500,000     513,115
                                                                    -----------
                                                                        764,087
                                                                    -----------
Consumer, Non-Cyclical (2.1%)
 Bausch & Lomb, Inc...................... 6.75  12/15/04    250,000     252,582
                                                                    -----------
Financial (19.8%)
 Bear Stearns Cos., Inc. ................ 6.63  10/01/04    500,000     511,405
 Bear Stearns Cos., Inc. ................ 9.38  06/01/01    250,000     271,380
 Harleysville Group Inc.................. 6.75  11/15/03    250,000     255,635
 Prudential Home Mtge Securities......... 7.75  10/25/24    300,000     300,186
 Rank Group Financial.................... 6.75  11/30/04    500,000     506,425
 Salomon Smith Barney Hldgs.............. 6.50  10/15/02    500,000     505,675
                                                                    -----------
                                                                      2,350,706
                                                                    -----------
Industrial (6.6%)
 Airborne Freight Corp. ................. 8.88  12/15/02    250,000     273,732
 Williams Cos., Inc. .................... 6.50  11/15/02    500,000     504,725
                                                                    -----------
                                                                        778,457
                                                                    -----------
Utilities (8.7%)
 Baltimore Gas & Electric Co............. 6.13  07/01/03    250,000     251,460
 Commonwealth Edison Co.................. 7.50  01/01/01    500,000     503,136
 Public Svc. Electric & Gas Co........... 7.88  11/01/01    250,000     263,457
                                                                    -----------
                                                                      1,018,053
                                                                    -----------
TOTAL INTERMEDIATE-TERM DEBT SECURITIES
 (Cost $9,711,030) 82.9%..........................................    9,827,817
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1998 (UNAUDITED)

                                                            FACE
                                          RATE  MATURITY   AMOUNT      VALUE
                                          ----  -------- ---------- -----------

SHORT-TERM DEBT SECURITIES:
Commercial Paper (17.1%)
 Carolina Power & Light.................. 5.85% 07/10/98 $  322,000 $   321,529
 General Electric Capital Corp........... 5.51  07/15/98    490,000     488,946
 GTE Funding Inc. ....................... 5.51  07/06/98    497,000     496,618
 Merrill Lynch & Co. .................... 5.63  07/06/98    427,000     426,666
 Northern States Power................... 6.20  07/01/98    300,000     300,000
                                                                    -----------
TOTAL SHORT-TERM DEBT SECURITIES
 (Cost: $2,033,759) 17.1%.........................................    2,033,759
                                                                    -----------
TOTAL INVESTMENTS
 (Cost: $11,744,789) 100.0%.......................................  $11,861,576
                                                                    ===========

-------
Abbreviations: FHLMC = Federal Home Loan Mortgage Corporation
           FNMA = Federal National Mortgage Association

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           JUNE 30, 1998 (UNAUDITED)

                                                           SHARES     VALUE
                                                           ------- ------------

COMMON STOCKS:
Basic Materials (1.8%)
 Dow Chemical Company.....................................  13,500 $  1,305,281
 Du Pont (E.I.) De Nemours................................  33,500    2,499,937
 Georgia-Pacific (Timber Group)...........................  19,400    1,143,387
 Union Carbide Corp. .....................................  17,200      918,050
                                                                   ------------
                                                                      5,866,655
                                                                   ------------
Consumer, Cyclical (8.9%)
 America West Holdings Corp.*.............................  18,000      514,125
 Armstrong World Inds., Inc. .............................  12,600      848,925
 Centex Corp. ............................................  48,300    1,823,325
 Chrysler Corp. ..........................................  27,100    1,527,762
 Costco Co.*..............................................  30,000    1,891,875
 Disney (Walt) Co. .......................................  10,800    1,134,675
 Ethan Allen Interiors, Inc. .............................  13,700      684,143
 Federated Department Stores*.............................  28,300    1,522,893
 Flowers Industries, Inc. ................................  35,900      733,706
 General Electric Co. ....................................  58,900    5,359,919
 General Motors Corp. ....................................  14,600      975,462
 Mattel, Inc. ............................................  24,100    1,019,731
 May Department Stores Co. ...............................  20,700    1,355,850
 Merideth Corp. ..........................................  28,600    1,342,412
 Rite-Aid Corp. ..........................................  47,500    1,784,218
 Sunterra Corporation*....................................  40,500      668,250
 Tricon Global Restaurants*...............................  72,600    2,300,512
 Wal-Mart Stores, Inc. ...................................  37,800    2,296,350
 Young & Rubicam Inc.*....................................  41,300    1,321,600
                                                                   ------------
                                                                     29,105,733
                                                                   ------------
Consumer, Non-Cyclical (11.0%)
 American Stores Co. .....................................  50,100    1,211,793
 Bard (C.R.), Inc. .......................................  48,200    1,834,612
 Coca-Cola Co. ...........................................  35,800    3,060,900
 Great Atl. & Pac. Tea Co. ...............................  26,500      876,156
 Johnson & Johnson........................................  57,000    4,203,750
 Kroger Corp. *...........................................  42,500    1,822,187
 Merck & Co., Inc. .......................................  27,700    3,704,875
 Pepsico, Inc. ...........................................  89,600    3,690,400
 Pfizer, Inc. ............................................  19,700    2,141,143
 Pharmacia & Upjohn, Inc. ................................  56,700    2,615,287
 Proctor & Gamble Co. ....................................  22,100    2,012,481
 Sara Lee Corp. ..........................................  38,000    2,125,625
 Schering-Plough Corp. ...................................  35,600    3,261,850
 US Foodservice*..........................................  46,500    1,630,406
 Warner-Lambert Co. ......................................  26,800    1,859,250
                                                                   ------------
                                                                     36,050,715
                                                                   ------------
Energy (4.4%)
 Exxon Corp. .............................................  56,700    4,043,418
 Halliburton Co. .........................................  38,200    1,702,287
 Mobil Corp. .............................................  30,000    2,298,750
 OGE Energy Corp. ........................................  44,000    1,188,000

                                                           SHARES     VALUE
                                                           ------- ------------

 Royal Dutch Petro Co.--NY Shr. ..........................  58,000 $  3,179,125
 Texaco, Inc. ............................................  21,000    1,253,437
 Tosco Corp. .............................................  28,000      822,500
                                                                   ------------
                                                                     14,487,517
                                                                   ------------
Financial (9.1%)
 Aetna Inc. ..............................................  31,400    2,390,325
 American General Corp. ..................................  30,300    2,156,981
 American Int'l. Group, Inc. .............................  17,600    2,569,600
 Chase Manhattan Corp. ...................................  47,800    3,608,900
 CIGNA Corp. .............................................  33,600    2,318,400
 Citicorp.................................................  18,800    2,805,900
 Hartford Financial Svs Grp, Inc. ........................  19,400    2,218,875
 KeyCorp..................................................  37,000    1,318,125
 NationsBank Corp. .......................................  41,700    3,190,050
 Progressive Corp. of Ohio................................  11,300    1,593,300
 Republic New York Corp. .................................  21,800    1,372,037
 St. Paul Companies (The).................................  73,610    3,096,220
 Star Banc Corp. .........................................  18,600    1,188,075
                                                                   ------------
                                                                     29,826,788
                                                                   ------------
Industrial (2.3%)
 Barrick Gold Corp. ......................................  36,500      700,343
 Corning Inc. ............................................  24,500      851,375
 Burlington Northern Santa Fe.............................  11,000    1,080,062
 Case Corp. ..............................................  19,600      945,700
 Cincinnati Mailacron, Inc. ..............................  21,300      517,856
 Parker Hannifin Corp. ...................................  24,200      922,625
 Stewart & Stevenson Svcs., Inc ..........................  50,000      900,000
 USG Corp. ...............................................  29,700    1,607,512
                                                                   ------------
                                                                      7,525,473
                                                                   ------------
Technology (9.8%)
 3Com Corp.*..............................................  45,100    1,384,006
 Adobe Systems, Inc. .....................................  25,600    1,086,400
 AlliedSignal, Inc. ......................................  15,400      683,375
 AT&T Corp. ..............................................  32,900    1,879,412
 Cellstar Corp.*..........................................  47,600      615,825
 Hewlett-Packard Co. .....................................  12,200      730,475
 Intel Corp. .............................................  34,800    2,579,550
 Intl. Business Machines Corp. ...........................  16,600    1,905,887
 Johnson Controls, Inc. ..................................  26,300    1,504,031
 Lucent Technologies, Inc. ...............................  23,600    1,963,225
 Mcleod, Inc.*............................................  41,500    1,613,312
 Microsoft Corp. *........................................  43,200    4,681,800
 Minnesota Mining & Mfg. Co. .............................  18,000    1,479,375
 Northern Telecom, Ltd. ..................................  31,300    1,776,275
 Oracle Corp.*............................................  49,900    1,225,668
 Qualcomm, Inc.*..........................................  17,600      988,900
 Sun Microsystems, Inc.*..................................  42,200    1,833,062
 Unisys Corp. *........................................... 127,700    3,607,525
 United Technologies Corp. ...............................   7,200      666,000
                                                                   ------------
                                                                     32,204,103
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1998 (UNAUDITED)

                                                           SHARES     VALUE
                                                           ------- ------------

COMMON STOCKS (CONT'D):
Utilities (3.4%)
 Edison International.....................................  45,100 $  1,333,268
 FPL Group, Inc. .........................................  22,400    1,411,200
 GTE Corp.. ..............................................  23,600    1,312,750
 PG & E Corp. ............................................  32,900    1,038,406
 SBC Communications, Inc. ................................  41,400    1,656,000
 Sprint Corp. ............................................  30,900    2,178,450
 WorldCom, Inc.*..........................................  41,900    2,029,531
                                                                   ------------
                                                                     10,959,605
                                                                   ------------
 TOTAL COMMON STOCKS
  (Cost: $146,153,527) 50.7%...................................... $166,026,589
                                                                   ------------

-------
* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1998 (UNAUDITED)

                                                           FACE
                                       RATE   MATURITY    AMOUNT       VALUE
                                       -----  -------- ------------ ------------

LONG-TERM DEBT SECURITIES:
U.S. Government (0.5%)
 U.S. Treasury Bond...................  6.38% 08/15/27 $  1,000,000  $  1,098120
 U.S. Treasury Bond...................  6.75  08/15/26      500,000      572,420
                                                                    ------------
                                                                       1,670,540
                                                                    ------------
Agencies/Other (20.5%)
 Connecticut Housing Fin. Auth. ......  7.63  05/15/21    1,000,000    1,041,274
 Federal Home Loan Bank...............  0.00  08/18/17   30,000,000    6,712,500
 Federal Home Loan Bank...............  0.00  07/14/17   25,000,000    5,843,750
 Federal Home Loan Bank...............  0.00  07/07/17   25,000,000    5,851,500
 Federal Home Loan Bank...............  0.00  07/02/12   15,000,000    4,980,450
 FHLMC................................  7.00  10/15/03      437,899      441,455
 FHLMC................................  6.00  07/15/18      500,000      498,435
 FHLMC................................  8.00  07/15/06      321,515      335,076
 FHLMC................................  0.00  05/22/28   20,000,000    2,559,400
 FHLMC................................  7.00  04/15/17      911,126      916,246
 FNMA.................................  6.50  07/25/20      500,000      501,875
 FNMA.................................  6.80  06/25/05    1,144,553    1,145,983
 FNMA.................................  0.00  07/13/07  100,000,000   22,750,000
 FNMA.................................  6.65  01/25/17      500,000      503,435
 FNMA.................................  7.00  11/25/05    1,200,000    1,218,000
 New York City........................  9.50  06/01/09    2,000,000    2,181,374
 New York City........................ 10.00  08/01/05      105,000      119,296
 New York City........................ 10.00  08/01/05      395,000      441,630
 Republic of Iceland..................  6.13  02/01/04    2,500,000    2,521,775
 Suffolk County, New York.............  5.88  11/01/05      750,000      741,369
 Suffolk County, New York.............  5.80  11/01/04      250,000      247,113
 Tennessee Valley Authority...........  7.85  06/15/44    5,000,000    5,577,400
                                                                    ------------
                                                                      67,129,336
                                                                    ------------
Basic Materials (1.5%)
 Georgia-Pacific (Timber Group).......  8.63  04/30/25    2,000,000    2,214,380
 Inco Ltd. ...........................  9.60  06/15/22    2,500,000    2,846,725
                                                                    ------------
                                                                       5,061,105
                                                                    ------------
Consumer, Cyclical (3.2%)
 Centex Corp. ........................  7.38  06/01/05    2,000,000    2,074,100
 Fruit of the Loom, Inc. .............  7.88  10/15/99      500,000      501,945
 Fruit of the Loom, Inc. .............  7.38  11/15/23      500,000      452,560
 Fruit of the Loom, Inc. .............  7.00  03/15/11    1,000,000      906,540
 Gannett Co., Inc. ...................  5.85  05/01/00    1,000,000      998,790
 Polaroid Corp. ......................  7.25  01/15/07    1,000,000    1,019,400
 Shopko Stores, Inc. .................  9.00  11/15/04    1,000,000    1,121,400
 Valassis Communication, Inc. ........  9.55  12/01/03    2,000,000    2,244,540
 Venator Group........................  7.00  10/15/02    1,000,000    1,026,230
                                                                    ------------
                                                                      10,345,505
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1998 (UNAUDITED)

                                                          FACE
                                      RATE   MATURITY    AMOUNT       VALUE
                                      -----  -------- ------------ ------------

LONG-TERM DEBT SECURITIES (CONT'D):
Consumer, Non-Cyclical (2.0%)
 Bausch & Lomb, Inc. ................  6.75% 12/15/04 $  2,500,000 $  2,525,825
 Ralston Purina Co. .................  8.63  02/15/22    2,500,000    3,047,625
 Rhone-Poulenc S A...................  7.75  01/15/02    1,000,000    1,043,980
                                                                   ------------
                                                                      6,617,430
                                                                   ------------
Energy (2.5%)
 Southern Union Co. .................  7.60  02/01/24    5,000,000    5,308,653
 Tosco Corp..........................  8.25  05/15/03    2,500,000    2,712,275
                                                                   ------------
                                                                      8,020,928
                                                                   ------------
Financial (5.7%)
 Berkley (W.R.) Corp.................  8.70  01/01/22    1,500,000    1,816,575
 Chase Manhattan Corp. ..............  6.88  12/12/12    2,500,000    2,522,225
 Executive Risk, Inc. ...............  7.13  12/15/07    1,000,000    1,023,930
 Fairfax Financial Holdings..........  8.25  10/01/15      500,000      565,245
 Harleysville Group Inc. ............  6.75  11/15/03    1,000,000    1,022,540
 Morgan (J.P.) & Co., Inc. ..........  0.00  04/15/27   10,000,000    1,150,300
 Progressive Corp. of Ohio........... 10.00  12/15/00      500,000      544,095
 Prudential Home Mtge. Secs Co.......  6.75  08/25/08      900,000      903,087
 Residential Funding Mtge. Sec I.....  7.25  02/25/26      566,613      566,964
 Rodamco NV..........................  7.75  05/15/15    2,000,000    2,284,560
 Rodamco NV..........................  7.30  05/15/05    2,500,000    2,652,300
 Sun America, Inc....................  9.95  02/01/12    2,000,000    2,573,600
 Vesta Insurance Group, Inc..........  8.75  07/15/25    1,000,000    1,067,720
                                                                   ------------
                                                                     18,693,141
                                                                   ------------
Industrial (1.2%)
 Clark Equipment Co..................  8.35  05/15/23    1,500,000    1,778,025
 Geon Co. ...........................  7.50  12/15/15    1,000,000    1,033,740
 Williams Cos., Inc..................  6.50  11/15/02    1,000,000    1,009,450
                                                                   ------------
                                                                      3,821,215
                                                                   ------------
Utilities (2.2%)
 Central Telephone Co................  9.28  11/27/00    1,000,000    1,072,230
 New Orleans Public Service..........  8.00  03/01/06    1,000,000    1,019,000
 Pacific Gas & Electric Co...........  8.75  01/01/01    1,000,000    1,061,900
 Philadelphia Electric Co............  7.13  08/15/23    1,000,000    1,029,620
 Utilcorp United, Inc. ..............  8.00  03/01/23    3,000,000    3,140,340
                                                                   ------------
                                                                      7,323,090
                                                                   ------------
TOTAL LONG-TERM DEBT SECURITIES
 (Cost: $123,951,647) 39.3%......................................   128,682,290
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1998 (UNAUDITED)

                                                          FACE
                                       RATE  MATURITY    AMOUNT       VALUE
                                       ----  -------- ------------ ------------

SHORT-TERM DEBT SECURITIES:
Commercial Paper (10.0%)
 Bear Stearns Cos. ................... 5.52% 07/07/98 $  6,215,000 $  6,209,240
 Du Pont (E.I.) De Nemours............ 5.53  08/06/98    6,492,000    6,456,061
 IBM Credit Corp. .................... 5.50  07/13/98    7,040,000    7,027,054
 Koch Industries...................... 6.30  07/01/98    4,000,000    4,000,000
 Merrill Lynch & Co. ................. 5.63  07/06/98    4,120,000    4,116,774
 Pitney Bowes Inc. ................... 5.70  07/06/98    5,090,000    5,085,970
                                                                   ------------
TOTAL SHORT-TERM DEBT SECURITIES
 (Cost: $32,895,099) 10.0%.......................................    32,895,099
                                                                   ------------
TOTAL INVESTMENTS
 (Cost: $303,000,273) 100.0%.....................................  $327,603,978
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           JUNE 30, 1998 (UNAUDITED)

                                                           SHARES     VALUE
                                                           ------- ------------

COMMON STOCKS:
Basic Materials (0.5%)
 Schuff Steel Company* ...................................  82,500 $  1,216,875
                                                                   ------------
Consumer, Cyclical (17.6%)
 Atlantic Coast Airlines Hldg.*........................... 150,000    4,500,000
 Budget Group, Inc.*......................................  81,000    2,586,937
 Callaway Golf Co......................................... 102,000    2,008,125
 Friedman's, Inc. C1 A*................................... 210,000    3,478,125
 Hannaford Brothers Co....................................  70,000    3,080,000
 Hollinger International, Inc............................. 200,000    3,400,000
 Pier 1 Imports, Inc...................................... 200,000    4,775,000
 Skywest, Inc.............................................  70,000    1,960,000
 The Sports Authority Inc.*............................... 250,000    3,734,375
 Tiffany & Co............................................. 100,000    4,800,000
 Tribune Co...............................................  50,000    3,440,625
 United Stationers, Inc. .................................  50,000    3,237,500
 Viacom, Inc.*............................................  60,000    3,495,000
 Wolverine World Wide, Inc. ..............................  58,500    1,268,718
                                                                   ------------
                                                                     45,764,405
                                                                   ------------
Consumer, Non-Cyclical (5.0%)
 Arrow International, Inc.................................  63,500    1,742,281
 1-STAT Corp.*............................................ 250,000    2,812,500
 Mecklermedia, Corp.*.....................................  48,000    1,074,000
 Metricom, Inc.*.......................................... 165,000    1,387,039
 Orthodontic Centers of America*.......................... 280,000    5,862,500
                                                                   ------------
                                                                     12,878,320
                                                                   ------------
Energy (11.5%)
 Abacan Resource Corp.*................................... 940,000      587,500
 Apache Corp. ............................................ 100,000    3,150,000
 Diamond Offshore Drilling Inc............................  53,000    2,120,000
 Global Industries Ltd.* ................................. 160,000    2,700,000
 Halliburton Co...........................................  55,000    2,450,937
 Nabors Industries, Inc.*.................................  79,000    1,565,187
 Newpark Resources Inc.*..................................  98,000    1,090,250
 Oceaneering Int'l, Inc.*................................. 225,000    3,993,750
 OGE Energy Corp.......................................... 100,000    2,700,000
 Pride International, Inc.*............................... 350,000    5,928,111
 R&B Falcon Corp.*........................................ 150,000    3,393,750
                                                                   ------------
                                                                     29,679,485
                                                                   ------------
Financial (15.7%)
 Astoria Financial Corp. .................................  47,000    2,514,500
 Compass Bancshares Inc. .................................  65,000    2,933,125
 First Midwest Bancorp....................................  19,500      857,391
 Glenborough Realty Trust, Inc. .......................... 136,000    3,587,000
 Heller Financial, Inc.*.................................. 100,000    3,000,000
 Horace Mann Educators Corp. .............................  80,000    2,760,000
 Hubco, Inc. .............................................  81,000    2,900,812
 Imperial Bancorp (Calif.)*...............................  50,000    1,500,000
 North Fork Bancorporation, Inc. ......................... 135,000    3,299,062

                                                           SHARES     VALUE
                                                           ------- ------------

 Peoples Heritage Financial Grp. ......................... 120,000 $  2,835,000
 Soverign Bancorp, Inc. .................................. 229,000    3,742,730
 Summit Bancorp........................................... 120,000    5,700,000
 UST Corporation.......................................... 110,000    2,915,000
 Webster Financial Corp. .................................  60,000    1,995,000
                                                                   ------------
                                                                     40,539,620
                                                                   ------------
Industrial (23.1%)
 AFC Cable Systems, Inc................................... 185,000    6,567,500
 Aftermarket Technology Corp.*............................ 160,000    3,000,000
 BWAY Corp.*..............................................  97,500    2,096,250
 Chart Industries, Inc. .................................. 130,000    3,103,750
 Cuno, Inc.*..............................................  57,500    1,243,437
 Dayton Superior Corp.*................................... 116,500    2,097,000
 Dura Automotive Systmes, Inc.*...........................  70,000    2,248,750
 EFTC Corporation*........................................ 100,000    1,300,000
 Howmet International Inc.*............................... 130,000    1,950,000
 OmniQuip International, Inc.............................. 120,000    2,220,000
 Sca Containers, Ltd. Cl A................................  45,000    1,721,250
 Sealed Air Corp. (New)*..................................  90,000    3,307,500
 Security Dynamics Tech Inc.* ............................ 165,000    3,052,500
 Stewart & Stevenson Svcs., Inc. ......................... 315,000    5,670,000
 SunSource, Inc. ......................................... 150,000    3,262,500
 Tetra Tech, Inc.* ....................................... 205,000    4,971,250
 Tower Automotive, Inc.* ................................. 100,000    4,287,500
 UTI Energy Corp.* ....................................... 103,000    1,326,125
 Vallen Corp.* ........................................... 122,000    2,424,750
 Verisign, Inc.* .........................................  50,000    1,868,750
 Zero Corp. ..............................................  70,000    1,986,250
                                                                   ------------
                                                                     59,705,062
                                                                   ------------
Technology (18.4%)
 Bay Networks, Inc.* ..................................... 105,000    3,386,250
 Cellstar Corp* .......................................... 340,000    4,398,750
 CMG Information Services, Inc.* .........................  70,000    4,952,500
 Comverse Technology Inc.* ...............................  78,000    4,046,250
 Cytyc Corporation* ......................................  75,000    1,223,437
 Flowserve Corp.* ........................................  57,500    1,415,937
 Kimball International, Inc. ............................. 138,000    2,501,250
 Lunar Corporation*. ..................................... 100,000    1,837,500
 National Instruments Corp.* ............................. 130,000    4,647,500
 Plexus Corp.* ........................................... 180,000    3,577,500
 SCI Systems, Inc.* ......................................  38,000    1,429,750
 Teltrend, Inc.* ......................................... 185,000    3,179,687
 Unisys Corp.* ........................................... 250,000    7,062,500
 Yahoo! Inc.* ............................................  25,000    3,937,500
                                                                   ------------
                                                                     47,596,311
                                                                   ------------
TOTAL COMMON STOCKS (Cost: $232,119,769) 91.8%.................... $237,380,078
                                                                   ------------

-------
 * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1998 (UNAUDITED)

                                                           FACE
                                         RATE  MATURITY   AMOUNT      VALUE
                                         ----  -------- ---------- ------------
SHORT-TERM DEBT SECURITIES:
Commercial Paper (8.2%)
 Cargill, Inc. ......................... 5.50% 07/06/98 $6,702,000 $  6,696,828
 Merrill Lynch & Co. ................... 5.92  07/02/98  3,315,000    3,314,455
 Merrill Lynch & Co. ................... 6.12  07/01/98  6,590,000    6,590,000
 Northern States Power.................. 6.20  07/01/98  4,717,000    4,717,000
                                                                   ------------
TOTAL SHORT-TERM DEBT SECURITIES
 (Cost: $21,318,283) 8.2%........................................    21,318,283
                                                                   ------------
TOTAL INVESTMENTS
 (Cost: $253,438,052) 100.0%.....................................  $258,698,361
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 1998 (UNAUDITED)

                          MONEY MARKET ALL AMERICA  EQUITY INDEX       BOND
                              FUND         FUND         FUND           FUND
                          ------------ ------------ ------------ -----------------
Assets:
Investments at market
 value
 (Cost:
 Money Market Fund --
   $45,119,285
 All America Fund --
   $429,668,058
 Equity Index Fund --
   $255,585,528
 Bond Fund --
   $443,693,379)
 (Notes 1 and 3)........  $45,119,285  $756,628,957 $348,840,918   $459,333,987
Cash....................        8,650     2,953,479        2,036          2,124
Interest and dividends
 receivable.............          --        683,044      336,969      4,002,486
Receivable for
 securities sold........          --      8,616,876          --         170,115
                          -----------  ------------ ------------   ------------
Total Assets............   45,127,935   768,882,356  349,179,923    463,508,712
Payable for securities
 purchased..............          --      6,770,103      126,630            --
                          -----------  ------------ ------------   ------------
Net Assets..............  $45,127,935  $762,112,253 $349,053,293   $463,508,712
                          ===========  ============ ============   ============
Number of Shares
 Outstanding (Note 4)...   37,345,537   245,789,221  142,946,357    312,429,767
                          ===========  ============ ============   ============
Net Asset Values,
 offering and redemption
 price per share........        $1.21         $3.10        $2.44          $1.48
                                =====         =====        =====          =====
                           SHORT-TERM    MID-TERM    COMPOSITE   AGGRESSIVE EQUITY
                           BOND FUND    BOND FUND       FUND           FUND
                          ------------ ------------ ------------ -----------------
Assets:
Investments at market
 value
 (Cost:
 Short-Term Bond Fund --
   $19,535,514
 Mid-Term Bond Fund --
   $11,744,789
 Composite Fund --
   $303,000,273
 Aggressive Equity
  Fund -- $253,438,052)
 (Notes 1 and 3)          $19,576,750  $ 11,861,576 $327,603,978   $258,698,361
Cash....................      109,800         1,206        7,495          2,591
Interest and dividends
 receivable.............      216,720       124,281    1,360,943        151,572
Receivable for
 securities sold........       36,109           --       460,946            --
                          -----------  ------------ ------------   ------------
Total Assets............   19,939,379    11,987,063  329,433,362    258,852,524
Payable for securities
 purchased..............        2,291           --           --             --
                          -----------  ------------ ------------   ------------
Net Assets..............  $19,937,088  $ 11,987,063 $329,433,362   $258,852,524
                          ===========  ============ ============   ============
Number of Shares
 Outstanding (Note 4)...   19,006,667    12,873,955  184,996,223    158,917,743
                          ===========  ============ ============   ============
Net Asset Values,
 offering and redemption
 price per share........        $1.05         $0.93        $1.78          $1.63
                                =====         =====        =====          =====

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

                          MONEY MARKET  ALL AMERICA   EQUITY INDEX       BOND
                              FUND          FUND          FUND           FUND
                          ------------  ------------  ------------ -----------------
Investment Income and
 Expenses:
Income:
 Dividends..............  $        --   $  4,365,189  $  2,125,564   $         --
 Interest...............     1,805,483       437,458       537,443      15,738,965
                          ------------  ------------  ------------   -------------
Total income............     1,805,483     4,802,647     2,663,007      15,738,965
                          ------------  ------------  ------------   -------------
Expenses:
 Investment advisory
  fees (Note 2).........        80,407     1,830,141       188,613       1,074,914
                          ------------  ------------  ------------   -------------
Net Investment Income...     1,725,076     2,972,506     2,474,394      14,664,051
                          ------------  ------------  ------------   -------------
Net Realized and
 Unrealized Gain (Loss)
 on Investments (Note
 1):
Net realized gain (loss)
 on investments:
 Net proceeds from sales
  and maturities........   489,011,961   981,715,905   844,005,495     772,636,777
 Cost of securities sold
  or matured............   489,012,909   935,124,395   841,111,122     772,265,707
                          ------------  ------------  ------------   -------------
Net realized gain
 (loss).................          (948)   46,591,510     2,894,373         371,070
Net unrealized
 appreciation
 (depreciation) of
 investments............           --     48,316,988    42,937,607       1,642,159
                          ------------  ------------  ------------   -------------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........          (948)   94,908,498    45,831,980       2,013,229
                          ------------  ------------  ------------   -------------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........  $  1,724,128  $ 97,881,004  $ 48,306,374   $  16,677,280
                          ============  ============  ============   =============
                           SHORT-TERM     MID-TERM     COMPOSITE   AGGRESSIVE EQUITY
                           BOND FUND     BOND FUND        FUND           FUND
                          ------------  ------------  ------------ -----------------
Investment Income and
 Expenses:
Income:
 Dividends..............  $        --   $        --   $  1,137,240   $   1,010,023
 Interest...............       485,081       424,816     5,261,384         468,091
                          ------------  ------------  ------------   -------------
Total income............       485,081       424,816     6,398,624       1,478,114
                          ------------  ------------  ------------   -------------
Expenses:
 Investment advisory
  fees (Note 2).........        38,991        33,435       791,583       1,199,898
                          ------------  ------------  ------------   -------------
Net Investment Income...       446,090       391,381     5,607,041         278,216
                          ------------  ------------  ------------   -------------
Net Realized and
 Unrealized Gain (Loss)
 on Investments (Note
 1):
Net realized gain (loss)
 on investments:
 Net proceeds from sales
  and maturities........    65,619,791    68,775,357   874,203,902   1,383,715,361
 Cost of securities sold
  or matured............    65,621,073    68,690,294   870,380,515   1,364,718,012
                          ------------  ------------  ------------   -------------
Net realized gain
 (loss).................        (1,282)       85,063     3,823,387      18,997,349
Net unrealized
 appreciation
 (depreciation) of
 investments............       (16,620)      (43,948)   20,191,179     (16,328,554)
                          ------------  ------------  ------------   -------------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........       (17,902)       41,115    24,014,566       2,668,795
                          ------------  ------------  ------------   -------------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........  $    428,188  $    432,496  $ 29,621,607   $   2,947,011
                          ============  ============  ============   =============

  The accompanying notes are an intergral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                      STATEMENTS OF CHANGES IN NET ASSETS

                              MONEY MARKET FUND             ALL AMERICA FUND            EQUITY INDEX FUND
                          ---------------------------  ---------------------------  ---------------------------
                           FOR THE SIX     FOR THE      FOR THE SIX     FOR THE      FOR THE SIX     FOR THE
                          MONTHS ENDED    YEAR ENDED   MONTHS ENDED    YEAR ENDED   MONTHS ENDED    YEAR ENDED
                          JUNE 30, 1998  DECEMBER 31,  JUNE 30, 1998  DECEMBER 31,  JUNE 30, 1998  DECEMBER 31,
                           (UNAUDITED)       1997       (UNAUDITED)       1997       (UNAUDITED)       1997
                          -------------  ------------  -------------  ------------  -------------  ------------
Increase (Decrease) in
 Net Assets:
From Operations:
Net investment income...  $  1,725,076   $  4,249,559  $  2,972,506   $  6,839,085  $  2,474,394   $  3,292,415
Net realized gain (loss)
 on investments.........          (948)        (4,546)   46,591,510     87,265,815     2,894,373     13,796,802
Unrealized appreciation
 (depreciation) of
 investments............           --             --     48,316,988     72,872,084    42,937,607     29,821,618
                          ------------   ------------  ------------   ------------  ------------   ------------
Net Increase (Decrease)
 in Net Assets Resulting
 From Operations........     1,724,128      4,245,013    97,881,004    166,976,984    48,306,374     46,910,835
                          ------------   ------------  ------------   ------------  ------------   ------------
Capital Share
 Transactions (Note 4):
Net proceeds from sale
 of shares..............    20,023,507     31,053,208    33,077,932     51,559,383   141,246,677    103,055,258
Dividends reinvested....           --       4,207,000           --      85,851,292           --       4,983,072
Cost of shares redeemed.   (44,121,758)   (45,576,714)  (68,374,778)  (155,677,621)  (77,462,624)   (14,852,042)
Dividend distributions..           --      (4,207,000)          --     (85,851,292)          --      (4,983,072)
                          ------------   ------------  ------------   ------------  ------------   ------------
Net Increase (Decrease)
 in Net Assets From
 Capital Share
 Transactions...........   (24,098,251)   (14,523,506)  (35,296,846)  (104,118,238)   63,784,053     88,203,216
                          ------------   ------------  ------------   ------------  ------------   ------------
Increase (Decrease) in
 Net Assets.............   (22,374,123)   (10,278,493)   62,584,158     62,858,746   112,090,427    135,114,051
Net Assets, Beginning of
 Period/Year............    67,502,058     77,780,551   699,528,095    636,669,349   236,962,866    101,848,815
                          ------------   ------------  ------------   ------------  ------------   ------------
Net Assets, End of
 Period/Year............  $ 45,127,935   $ 67,502,058  $762,112,253   $699,528,095  $349,053,293   $236,962,866
                          ============   ============  ============   ============  ============   ============
Components of Net
 Assets:
Paid-in capital.........  $ 43,283,067   $ 67,381,318  $381,084,237   $416,381,083  $238,318,926   $174,534,873
Accumulated
 undistributed net
 investment income
 (loss).................     1,855,558        130,482     2,797,469       (175,037)    2,459,822        (14,572)
Accumulated
 undistributed net
 realized gain (loss) on
 investments............       (10,690)        (9,742)   51,269,647      4,678,137    15,019,155     12,124,782
Unrealized appreciation
 (depreciation) of
 investments............           --             --    326,960,900    278,643,912    93,255,390     50,317,783
                          ------------   ------------  ------------   ------------  ------------   ------------
Net Assets, End of
 Period/Year............  $ 45,127,935   $ 67,502,058  $762,112,253   $699,528,095  $349,053,293   $236,962,866
                          ============   ============  ============   ============  ============   ============
                                                               SHORT-TERM                    MID-TERM
                                  BOND FUND                    BOND FUND                    BOND FUND
                          ---------------------------  ---------------------------  ---------------------------
                           FOR THE SIX     FOR THE      FOR THE SIX     FOR THE      FOR THE SIX     FOR THE
                          MONTHS ENDED    YEAR ENDED   MONTHS ENDED    YEAR ENDED   MONTHS ENDED    YEAR ENDED
                          JUNE 30, 1998  DECEMBER 31,  JUNE 30, 1998  DECEMBER 31,  JUNE 30, 1998  DECEMBER 31,
                           (UNAUDITED)       1997       (UNAUDITED)       1997       (UNAUDITED)       1997
                          -------------  ------------  -------------  ------------  -------------  ------------
Increase (Decrease) in
 Net Assets:
From Operations:
Net investment income...  $ 14,664,051   $ 24,752,577  $    446,090   $    915,657  $    391,381   $    860,831
Net realized gain (loss)
 on investments.........       371,070      2,443,601        (1,282)        11,032        85,063         26,493
Unrealized appreciation
 (depreciation) of
 investments............     1,642,159     10,731,058       (16,620)         1,505       (43,948)       136,981
                          ------------   ------------  ------------   ------------  ------------   ------------
Net Increase (Decrease)
 in Net Assets Resulting
 From Operations........    16,677,280     37,927,236       428,188        928,194       432,496      1,024,305
                          ------------   ------------  ------------   ------------  ------------   ------------
Capital Share
 Transactions (Note 4):
Net proceeds from sale
 of shares..............    81,355,533    129,718,878     7,285,593      4,662,604     3,951,946      7,085,456
Dividends reinvested....           --      26,570,467           --         921,469           --         911,528
Cost of shares redeemed.   (48,229,000)   (83,214,662)   (2,417,374)    (6,464,199)   (7,043,917)    (6,822,743)
Dividend distributions..           --     (26,570,467)          --        (921,469)          --        (911,528)
                          ------------   ------------  ------------   ------------  ------------   ------------
Net Increase (Decrease)
 in Net Assets From
 Capital Share
 Transactions...........    33,126,533     46,504,216     4,868,219     (1,801,595)   (3,091,971)       262,713
                          ------------   ------------  ------------   ------------  ------------   ------------
Increase (Decrease) in
 Net Assets.............    49,803,813     84,431,452     5,296,407       (873,401)   (2,659,475)     1,287,018
Net Assets, Beginning of
 Period/Year............   413,704,899    329,273,447    14,640,681     15,514,082    14,646,538     13,359,520
                          ------------   ------------  ------------   ------------  ------------   ------------
Net Assets, End of
 Period/Year............  $463,508,712   $413,704,899  $ 19,937,088   $ 14,640,681  $ 11,987,063   $ 14,646,538
                          ============   ============  ============   ============  ============   ============
Components of Net
 Assets:
Paid-in capital.........  $436,709,245   $403,582,712  $ 19,451,266   $ 14,583,047  $ 12,703,711   $ 15,795,682
Accumulated
 undistributed net
 investment income
 (loss).................    13,847,876       (816,175)      445,249           (841)      352,972        (38,409)
Accumulated
 undistributed net
 realized gain (loss) on
 investments............    (2,689,017)    (3,060,087)         (663)           619    (1,186,407)    (1,271,470)
Unrealized appreciation
 (depreciation) of
 investments............    15,640,608     13,998,449        41,236         57,856       116,787        160,735
                          ------------   ------------  ------------   ------------  ------------   ------------
Net Assets, End of
 Period/Year............  $463,508,712   $413,704,899  $ 19,937,088   $ 14,640,681  $ 11,987,063   $ 14,646,538
                          ============   ============  ============   ============  ============   ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                      STATEMENTS OF CHANGES IN NET ASSETS

                               COMPOSITE FUND          AGGRESSIVE EQUITY FUND
                          --------------------------  --------------------------
                          FOR THE SIX                 FOR THE SIX
                          MONTHS ENDED    FOR THE     MONTHS ENDED    FOR THE
                            JUNE 30,     YEAR ENDED     JUNE 30,     YEAR ENDED
                              1998      DECEMBER 31,      1998      DECEMBER 31,
                          (UNAUDITED)       1997      (UNAUDITED)       1997
                          ------------  ------------  ------------  ------------
Increase (Decrease) in
 Net Assets:
From Operations:
  Net investment income.  $  5,607,041  $ 10,441,082  $    278,216  $    759,197
  Net realized gain
   (loss) on
   investments..........     3,823,387    54,206,235    18,997,349    27,898,311
  Unrealized
   appreciation
   (depreciation) of
   investments..........    20,191,179   (16,888,109)  (16,328,554)    9,224,730
                          ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets Resulting
 From Operations........    29,621,607    47,759,208     2,947,011    37,882,238
                          ------------  ------------  ------------  ------------
Capital Share
 Transactions (Note 4):
  Net proceeds from sale
   of shares............     8,943,823    31,298,846    31,585,089   137,350,976
  Dividends reinvested..           --     67,460,654           --     28,638,720
  Cost of shares
   redeemed.............   (13,908,535)  (57,212,696)  (63,060,420)  (24,081,133)
  Dividend
   distributions........           --    (67,460,654)          --    (28,638,720)
                          ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets From
 Capital Share
 Transactions...........    (4,964,712)  (25,913,850)  (31,475,331)  113,269,843
                          ------------  ------------  ------------  ------------
Increase (Decrease) in
 Net Assets.............    24,656,895    21,845,358   (28,528,320)  151,152,081
Net Assets, Beginning of
 Period/Year............   304,776,467   282,931,109   287,380,844   136,228,763
                          ------------  ------------  ------------  ------------
Net Assets, End of
 Period/Year............  $329,433,362  $304,776,467  $258,852,524  $287,380,844
                          ============  ============  ============  ============
Components of Net
 Assets:
  Paid-in capital.......  $299,823,513  $304,788,225  $233,236,379  $264,711,710
  Accumulated
   undistributed net
   investment income
   (loss)...............     6,242,665       635,624       275,140        (3,076)
  Accumulated
   undistributed net
   realized gain (loss)
   on investments.......    (1,236,521)   (5,059,908)   20,080,696     1,083,347
  Unrealized
   appreciation
   (depreciation) of
   investments..........    24,603,705     4,412,526     5,260,309    21,588,863
                          ------------  ------------  ------------  ------------
Net Assets, End of
 Period/Year............  $329,433,362  $304,776,467  $258,852,524  $287,380,844
                          ============  ============  ============  ============


   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INVESTMENT CORPORATION
                             FINANCIAL HIGHLIGHTS

  Income from investment operations and distributions per share for a fund share outstanding during the six months ended June 30, 1998, and throughout each of the five years ended December 31, 1997, (or since the fund's inception date if in existence less than five years) and other supplementary data with respect to the funds are presented below.

                                                 MONEY MARKET FUND
                          ---------------------------------------------------------------------
                           SIX MONTHS
                              ENDED          YEARS ENDED DECEMBER 31,
                          JUNE 30, 1998 --------------------------------------
                           (UNAUDITED)   1997    1996    1995    1994    1993
                          ------------- ------  ------  ------  ------  ------
Net Asset Value,
 Beginning of Year......      $1.18     $ 1.19  $ 1.18  $ 1.19  $ 1.17  $ 1.17
                              -----     ------  ------  ------  ------  ------
Income From Investment
 Operations:
 Net Investment Income..       0.03       0.07    0.06    0.07    0.03    0.04
 Net Gains or (Losses)
  on Securities realized
  and unrealized........        --         --      --      --     0.02     --
                              -----     ------  ------  ------  ------  ------
Total From Investment
 Operations.............       0.03       0.07    0.06    0.07    0.05    0.04
                              -----     ------  ------  ------  ------  ------
Less: Dividend
 Distributions From Net
 Investment Income......        --       (0.08)  (0.05)  (0.08)  (0.03)  (0.04)
                              -----     ------  ------  ------  ------  ------
Total Distributions.....        --       (0.08)  (0.05)  (0.08)  (0.03)  (0.04)
                              -----     ------  ------  ------  ------  ------
Net Asset Value, End of
 Period/Year............      $1.21     $ 1.18  $ 1.19  $ 1.18  $ 1.19  $ 1.17
                              =====     ======  ======  ======  ======  ======
Total Return (%)........        2.7        5.5     5.3     5.8     4.1     2.9
Net Assets, End of
 Period/Year
 ($ millions)...........         45         68      78      73      81      38
Ratio of Expenses to
 Average Net Assets (%).       0.25(a)    0.25    0.25    0.25    0.25    0.26
Ratio of Net Investment
 Income to Average Net
 Assets (%).............       5.34(a)    5.32    5.21    5.66    4.15    2.90
Portfolio Turnover
 Rate(b)................        N/A        N/A     N/A     N/A     N/A     N/A

-------
(a) Annualized.
(b) Portfolio turnover rate excludes all short-term securities.
N/A=Not Applicable

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 ALL AMERICA FUND(B)
                          ------------------------------------------------------------------------
                           SIX MONTHS
                              ENDED                  YEARS ENDED DECEMBER 31,
                          JUNE 30, 1998 ----------------------------------------------------------
                           (UNAUDITED)   1997      1996    1995   1994(C)   1993
                          ------------- ------    ------  ------  -------  ------
Net Asset Value,
 Beginning of Year.......    $ 2.71     $ 2.44    $ 2.13  $ 1.61  $  1.80  $ 1.79
                             ------     ------    ------  ------  -------  ------
Income From Investment
 Operations:
 Net Investment Income...      0.01       0.03      0.03    0.03     0.04    0.04
 Net Gains or (Losses) on
  Securities realized and
  unrealized.............      0.38       0.62      0.41    0.56    (0.01)   0.18
                             ------     ------    ------  ------  -------  ------
Total From Investment
 Operations..............      0.39       0.65      0.44    0.59     0.03    0.22
                             ------     ------    ------  ------  -------  ------
Less Dividend
 Distributions:
 From Net Investment
  Income.................       --       (0.03)    (0.03)  (0.03)   (0.04)  (0.04)
 From Capital Gains......       --       (0.35)    (0.10)  (0.04)   (0.18)  (0.17)
                             ------     ------    ------  ------  -------  ------
Total Distributions......       --       (0.38)    (0.13)  (0.07)   (0.22)  (0.21)
                             ------     ------    ------  ------  -------  ------
Net Asset Value, End of
 Period/Year.............    $ 3.10     $ 2.71    $ 2.44  $ 2.13  $  1.61  $ 1.80
                             ======     ======    ======  ======  =======  ======
Total Return (%).........      14.4       26.8      20.7    36.6      1.3    12.0
Net Assets, End of
 Period/Year
 ($ millions)............       762        700       637     533      375     424
Ratio of Expenses to
 Average Net Assets (%)..      0.50(a)    0.50      0.50    0.50     0.50    0.50
Ratio of Net Investment
 Income to Average Net
 Assets (%)..............      0.81(a)    0.98      1.26    1.57     2.11    1.92
Portfolio Turnover Rate
 (%)(d)..................     17.11      28.64     28.35   33.63   129.80   93.86
Average Commission Rate
 Paid ($)(e).............     .0574      .0556(f)  .0549     --       --      --

-------
(a) Annualized.
(b) Prior to May 2, 1994, this Fund was known as the Stock Fund and had a different investment objective.
(c) Reflects the combined data of this Fund and that of its predecessor.
(d) Portfolio turnover rate excludes all short-term securities.
(e) Average commission rate paid per share of stock is calculated for years beginning after 1995.
(f) Restated.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                                                      BOND FUND
                          ----------------------------------------------------------------------
                           SIX MONTHS
                              ENDED          YEARS ENDED DECEMBER 31,
                          JUNE 30, 1998 ---------------------------------------
                           (UNAUDITED)   1997    1996    1995    1994    1993
                          ------------- ------  ------  ------  ------  -------
Net Asset Value,
 Beginning of Year.......     $1.43     $ 1.38  $ 1.43  $ 1.27  $ 1.41  $  1.41
                              -----     ------  ------  ------  ------  -------
Income From Investment
 Operations:
 Net Investment Income...      0.04       0.09    0.09    0.09    0.09     0.09
 Net Gains or (Losses) on
  Securities realized and
  unrealized.............      0.01       0.06   (0.04)   0.16   (0.14)    0.09
                              -----     ------  ------  ------  ------  -------
Total From Investment
 Operations..............      0.05       0.15    0.05    0.25   (0.05)    0.18
                              -----     ------  ------  ------  ------  -------
Less Dividend
 Distributions:
 From Net Investment
  Income.................       --       (0.09)  (0.09)  (0.09)  (0.09)   (0.09)
 From Capital Gains......       --       (0.01)  (0.01)    --      --     (0.09)
                              -----     ------  ------  ------  ------  -------
Total Distributions......       --       (0.10)  (0.10)  (0.09)  (0.09)   (0.18)
                              -----     ------  ------  ------  ------  -------
Net Asset Value, End of
 Period/Year.............     $1.48     $ 1.43  $ 1.38  $ 1.43  $ 1.27  $  1.41
                              =====     ======  ======  ======  ======  =======
Total Return (%).........       4.0       10.4     3.5    19.4    (3.2)    13.1
Net Assets, End of
 Period/Year
 ($ millions)............       464        414     329     311     249      263
Ratio of Expenses to
 Average Net Assets (%)..      0.50(a)    0.50    0.50    0.50    0.50     0.50
Ratio of Net Investment
 Income to Average Net
 Assets (%)..............      6.82(a)    6.69    6.70    6.64    6.32     6.30
Portfolio Turnover Rate
 (%)(b)..................      6.21      57.71   30.14   41.93   51.14   103.16

-------
(a) Annualized.
(b) Portfolio turnover rate excludes all short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                                 SHORT-TERM BOND FUND                                     MID-TERM BOND FUND
                   -----------------------------------------------------  ------------------------------------------------------
                    SIX MONTHS                                             SIX MONTHS
                       ENDED          YEARS ENDED DECEMBER 31,                ENDED           YEARS ENDED DECEMBER 31,
                   JUNE 30, 1998 ---------------------------------------  JUNE 30, 1998 ----------------------------------------
                    (UNAUDITED)   1997    1996    1995    1994   1993(B)   (UNAUDITED)   1997    1996     1995    1994   1993(B)
                   ------------- ------  ------  ------  ------  -------  ------------- ------  -------  ------  ------  -------
Net Asset Value,
 Beginning of
 Period/Year.....      $1.02     $ 1.03  $ 1.02  $ 1.00  $ 1.02  $  1.00      $0.90     $ 0.90  $  1.00  $ 0.91  $ 0.99  $  1.00
                       -----     ------  ------  ------  ------  -------      -----     ------  -------  ------  ------  -------
Income From
 Investment
 Operations:
 Net Investment
  Income.........       0.02       0.07    0.04    0.06    0.04     0.02       0.03       0.05     0.14    0.06    0.03     0.04
 Net Gains or
  (Losses) on
  Securities
  realized and
  unrealized.....       0.01      (0.01)   0.01    0.02   (0.02)    0.02        --        0.01    (0.10)   0.09   (0.07)    0.04
                       -----     ------  ------  ------  ------  -------      -----     ------  -------  ------  ------  -------
Total From
 Investment
 Operations......       0.03       0.06    0.05    0.08    0.02     0.04       0.03       0.06     0.04    0.15   (0.04)    0.08
                       -----     ------  ------  ------  ------  -------      -----     ------  -------  ------  ------  -------
Less Dividend
 Distributions:
 From Net
  Investment
  Income.........        --       (0.07)  (0.04)  (0.06)  (0.04)   (0.02)       --       (0.06)   (0.14)  (0.06)  (0.04)   (0.04)
 From Capital
  Gains..........        --         --      --      --      --       --         --         --       --      --      --     (0.05)
                       -----     ------  ------  ------  ------  -------      -----     ------  -------  ------  ------  -------
Total
 Distributions...        --       (0.07)  (0.04)  (0.06)  (0.04)   (0.02)       --       (0.06)   (0.14)  (0.06)  (0.04)   (0.09)
                       -----     ------  ------  ------  ------  -------      -----     ------  -------  ------  ------  -------
Net Asset Value,
 End of
 Period/Year.....      $1.05     $ 1.02  $ 1.03  $ 1.02  $ 1.00  $  1.02      $0.93     $ 0.90  $  0.90  $ 1.00  $ 0.91  $  0.99
                       =====     ======  ======  ======  ======  =======      =====     ======  =======  ======  ======  =======
Total Return (%).        2.7        6.0     4.9     7.7     1.4      4.6        3.1        7.3      3.9    16.3    (3.7)     7.3
Net Assets, End
 of Period/Year
 ($ millions)....         20         15      16       3       2        3         12         15       13      24      24       19
Ratio of Expenses
 to Average Net
 Assets (%)......       0.50(a)    0.50    0.50    0.50    0.48     0.45       0.50(a)    0.50     0.50    0.50    0.50     0.45
Ratio of Net
 Investment
 Income to
 Average Net
 Assets (%)......       5.73(a)    5.81    5.42    4.65    3.51     3.09       5.82(a)    5.87     5.80    5.73    4.71     4.13
Portfolio
 Turnover Rate
 (%)(c)..........      51.86      74.95    6.68   16.47    0.00   122.37       6.42      12.89   144.55   73.72    7.52   162.03

-------
(a) Annualized.
(b) Commenced operations February 5, 1993.
(c) Portfolio turnover rate excludes all short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                                            COMPOSITE FUND
                          ---------------------------------------------------------
                           SIX MONTHS
                              ENDED           YEARS ENDED DECEMBER 31,
                          JUNE 30, 1998 -------------------------------------------
                           (UNAUDITED)   1997       1996    1995    1994     1993
                          ------------- -------    ------  ------  -------  -------
Net Asset Value,
 Beginning of
 Period/Year............     $ 1.62     $  1.77    $ 1.81  $ 1.57  $  1.71  $  1.59
                             ------     -------    ------  ------  -------  -------
Income From Investment
 Operations:
 Net Investment Income..       0.03        0.07      0.07    0.08     0.05     0.05
 Net Gains or (Losses)
  on Securities realized
  and unrealized........       0.13        0.24      0.14    0.27    (0.10)    0.22
                             ------     -------    ------  ------  -------  -------
Total From Investment
 Operations.............       0.16        0.31      0.21    0.35    (0.05)    0.27
                             ------     -------    ------  ------  -------  -------
Less Dividend
 Distributions:
 From Net Investment
  Income................        --        (0.07)    (0.08)  (0.08)   (0.07)   (0.05)
 From Capital Gains.....        --        (0.39)    (0.17)  (0.03)   (0.02)   (0.10)
                             ------     -------    ------  ------  -------  -------
Total Distributions.....        --        (0.46)    (0.25)  (0.11)   (0.09)   (0.15)
                             ------     -------    ------  ------  -------  -------
Net Asset Value, End of
 Period/Year............     $ 1.78     $  1.62    $ 1.77  $ 1.81  $  1.57  $  1.71
                             ======     =======    ======  ======  =======  =======
Total Return (%)........        9.8        17.7      11.9    21.9     (3.0)    16.9
Net Assets, End of
 Period/Year
 ($ millions)...........        329         305       283     276      233      228
Ratio of Expenses to
 Average Net Assets (%).       0.50(a)     0.50      0.50    0.50     0.50     0.50
Ratio of Net Investment
 Income to Average Net
 Assets (%).............       3.55(a)     3.57      3.63    4.30     3.88     3.48
Portfolio Turnover Rate
 (%)(c).................      46.95      104.04     69.79   76.84   113.86   100.76
Average Commission Rate
 Paid ($)(b)............      .0599       .0596(f)  .0597     --       --       --

-------
(a) Annualized.
(b) Average commission rate paid per share of stock is calculated for years beginning after 1995.
(c) Portfolio turnover rate excludes all short-term securities.
(f) Restated.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                                      EQUITY INDEX FUND                                 AGGRESSIVE EQUITY FUND
                      -----------------------------------------------------  -----------------------------------------------
                       SIX MONTHS                                             SIX MONTHS
                          ENDED          YEARS ENDED DECEMBER 31,                ENDED        YEARS ENDED DECEMBER 31,
                      JUNE 30, 1998 ---------------------------------------  JUNE 30, 1998 ---------------------------------
                       (UNAUDITED)   1997    1996    1995    1994   1993(B)   (UNAUDITED)   1997    1996     1995    1994(C)
                      ------------- ------  ------  ------  ------  -------  ------------- ------  -------  -------  -------
Net Asset Value,
 Beginning of
 Period/Year........     $ 2.08     $ 1.59  $ 1.35  $ 1.02  $ 1.04  $ 1.00      $  1.61    $ 1.47  $  1.35  $  1.05  $ 1.00
                         ------     ------  ------  ------  ------  ------      -------    ------  -------  -------  ------
Income From
 Investment
 Operations:
 Net Investment
  Income............       0.02       0.03    0.03    0.02    0.03    0.02          --       0.01     0.01     0.01    0.01
 Net Gains or
  (Losses) on
  Securities
  realized and
  unrealized........       0.34       0.50    0.27    0.36   (0.01)   0.04         0.02      0.31     0.36     0.39    0.05
                         ------     ------  ------  ------  ------  ------      -------    ------  -------  -------  ------
Total From
 Investment
 Operations.........       0.36       0.53    0.30    0.38    0.02    0.06         0.02      0.32     0.37     0.40    0.06
                         ------     ------  ------  ------  ------  ------      -------    ------  -------  -------  ------
Less Dividend
 Distributions:
 From Net Investment
  Income............        --       (0.03)  (0.03)  (0.03)  (0.03)  (0.02)         --      (0.01)   (0.01)   (0.01)  (0.01)
 From Capital Gains.        --       (0.01)  (0.03)  (0.02)  (0.01)    --           --      (0.17)   (0.24)   (0.09)    --
                         ------     ------  ------  ------  ------  ------      -------    ------  -------  -------  ------
Total Distributions.        --       (0.04)  (0.06)  (0.05)  (0.04)  (0.02)         --      (0.18)   (0.25)   (0.10)  (0.01)
                         ------     ------  ------  ------  ------  ------      -------    ------  -------  -------  ------
Net Asset Value, End
 of Period/Year.....     $ 2.44     $ 2.08  $ 1.59  $ 1.35  $ 1.02  $ 1.04      $  1.63    $ 1.61  $  1.47  $  1.35  $ 1.05
                         ======     ======  ======  ======  ======  ======      =======    ======  =======  =======  ======
Total Return (%)....       17.5       33.1    22.7    36.6     1.5     6.2          1.4      21.2     27.1     38.2     6.0
Net Assets, End of
 Period/Year
 ($ millions).......        349        237     102      43      26      27          259       287      136       59      27
Ratio of Expenses to
 Average
 Net Assets (%).....       0.13(a)    0.13    0.13    0.13    0.13    0.11         0.85(a)   0.85     0.85     0.85    0.56
Ratio of Net
 Investment Income
 to Average Net
 Assets (%).........       1.63(a)    1.86    2.19    2.50    2.67    2.43         0.20(a)   0.33     0.45     0.65    0.70
Portfolio Turnover
 Rate (%)(e)........       0.91      14.17    5.85   13.99    6.59    1.44       162.03     80.94   103.68   116.52   60.86
Average Commission
 Rate Paid ($)(d)...      .0315      .0308   .0388     --      --      --        0.0589     .0537    .0591      --      --

-------
(a) Annualized.
(b) Commenced operations February 5, 1993.
(c) Commenced operations May 2, 1994.
(d) Average commission rate paid per share of stock is calculated for years beginning after 1995.
(e) Portfolio turnover rate excludes all short-term securities.

                   MUTUAL OF AMERICA INVESTMENT CORPORATION
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

  Mutual of America Investment Corporation (the "Investment Company") is a diversified, open-end management investment company -- a type of company commonly known as a "mutual fund". It is registered as such under the Investment Company Act of 1940 (the "Investment Company Act"). The Investment Company was formed on February 21, 1986 as a Maryland corporation and offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company ("Mutual of America Life") and Mutual of America Life's indirect wholly-owned subsidiary, The American Life Insurance Company of New York ("American Life"). As a "series" type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Fund of investments. There are currently eight Funds: the Money Market Fund, the All America Fund, the Equity Index Fund, the Bond Fund, the Short-Term Bond Fund, the Mid-Term Bond Fund, the Composite Fund, and the Aggressive Equity Fund.

  The Investment Company shares are sold only to Mutual of America Life and American Life for allocation to their Separate Accounts as a funding medium for variable annuity and variable life insurance contracts issued by these companies. As of June 30, 1998, Mutual of America Life owned 97.2% and American Life 2.8% of the Investment Company's aggregate outstanding shares.

  The following is a summary of the significant accounting policies of the Investment Company:

  Security Valuation -- Investment securities are valued as follows:

    Stocks listed on national security exchanges and certain over-the-counter issues quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the last sale price, or if no sale, at the latest available bid price.

    Debt securities are valued at a composite fair market value "evaluated bid," which may be the last sale price. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith by the Investment Adviser under the direction of the Board of Directors of the Investment Company.

    Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities, which mature in more than 60 days, are stated at market value.

    Premiums received by the Investment Company upon writing covered call options are included in the Investment Company's statement of assets and liabilities as an asset and an equivalent liability. The liability is adjusted daily to reflect the market value of the options written based on the mean of the closing bid and asked price. If an option expires, or if the Investment Company enters into a closing purchase transaction, the Investment Company realizes a gain or, if the cost of a closing purchase transaction exceeds the premium originally received, a loss, and the liability related to the option is extinguished. If an option is exercised, the proceeds of the sale of the underlying security are increased by the premium originally received when the option was written.

    A fund consistent with its investment objectives may purchase stock index futures contracts for cash management purposes to remain more fully invested in the equity markets while minimizing transaction costs. Initial cash margin deposits (represented by cash or Treasury Bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 4% of the contract amount and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period of the contract and the initial margin deposit is returned from the segregated account. The "Underlying Face Amount at Value" representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a fund's exposure to off-balance sheet risk.

    Security Transactions -- Security transactions are recorded on the trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

                   MUTUAL OF AMERICA INVESTMENT CORPORATION
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

    Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of stock is based on the identified cost basis of the security, determined on the first-in, first-out ("FIFO") basis.

    Federal Income Taxes -- The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

2. EXPENSES

  The Investment Company has entered into an Investment Advisory Agreement with Mutual of America Capital Management Corporation ("the Adviser"), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the funds of the Investment Company, the Adviser receives a fee calculated as a daily charge at the annual rate of
 .25% of the value of the net assets of the Money Market Fund, .50% of the value of the net assets of the All America Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund and Composite Fund, .125% of the value of the net assets of the Equity Index Fund, and, .85% of the value of the net assets of the Aggressive Equity Fund.

  Under Subadvisory Agreements, the Adviser has delegated a portion of its investment advisory responsibilities for the All America Fund to subadvisers and pays the subadvisors directly for their investment advisory services.

  The Adviser voluntarily limits the expenses of each fund, other than for brokers' commissions, transfer taxes and other fees relating to portfolio transactions, to the amount of the advisory fee paid by the funds of the Investment Company to the Adviser. The Adviser may discontinue this practice at any time.

  Various funds of the Investment Company may place portfolio transactions through a broker affiliated with the Adviser. The aggregate commissions paid to this broker for the six months ended June 30, 1998 was $870 or less than 1% of total commissions. In addition, a Sub-Advisor placed a portion of its portfolio transactions with its affiliated broker-dealer. Such commissions amounted to $94,814 or 8% of the Investment Company's total commissions.

3. PURCHASES AND SALES

  The cost of investment purchases and proceeds from sales of investments, excluding short-term securities, options and futures for the six months ended June 30, 1998 was as follows:

                                           ALL AMERICA  EQUITY INDEX    BOND
                                               FUND         FUND        FUND
                                           ------------ ------------ -----------
Cost of investment purchases.............. $123,071,739 $64,467,674  $83,185,258
                                           ============ ===========  ===========
Proceeds from sales of investments........ $157,313,602 $ 2,569,774  $26,086,382
                                           ============ ===========  ===========

                               SHORT-TERM   MID-TERM   COMPOSITE    AGGRESSIVE
                                BOND FUND  BOND FUND      FUND     EQUITY FUND
                               ----------- ---------- ------------ ------------
Cost of investment purchases.. $12,733,060 $  790,338 $137,361,854 $675,279,210
                               =========== ========== ============ ============
Proceeds from sales of
 investments.................. $ 7,833,473 $5,202,312 $134,913,729 $218,107,334
                               =========== ========== ============ ============

  The cost of short-term security purchases for the Money Market Fund for the period was $465,309,268. Net proceeds from sales and redemptions for the period was $489,011,961.

  At June 30, 1998, net unrealized appreciation (depreciation) of investments, based on cost for Federal income tax purposes, was as follows:

                                MONEY    ALL AMERICA  EQUITY INDEX     BOND
                             MARKET FUND     FUND         FUND         FUND
                             ----------- ------------ ------------ ------------
Aggregate gross unrealized
 appreciation............... $       --  $345,957,044 $ 96,437,067 $ 15,926,239
Aggregate gross unrealized
 depreciation...............         --    18,996,144    3,181,677      285,631
                             ----------- ------------ ------------ ------------
Net unrealized appreciation
 (depreciation)............. $       --  $326,960,900 $ 93,255,390 $ 15,640,608
                             =========== ============ ============ ============
Aggregate cost of
 investments for Federal
 income tax purposes........ $45,119,285 $429,668,058 $255,585,528 $443,693,379
                             =========== ============ ============ ============

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                               SHORT-TERM   MID-TERM    COMPOSITE    AGGRESSIVE
                                BOND FUND   BOND FUND      FUND     EQUITY FUND
                               ----------- ----------- ------------ ------------
Aggregate gross unrealized
 appreciation................  $    56,883 $   124,748 $ 29,435,491 $ 26,166,174
Aggregate gross unrealized
 depreciation................       15,647       7,961    4,831,786   20,905,865
                               ----------- ----------- ------------ ------------
Net unrealized appreciation
 (depreciation)..............  $    41,236 $   116,787 $ 24,603,705 $  5,260,309
                               =========== =========== ============ ============
Aggregate cost of investments
 for Federal income tax
 purposes....................  $19,535,514 $11,744,789 $303,000,273 $253,438,052
                               =========== =========== ============ ============

4. CAPITAL SHARE ACTIVITY

  The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. Shares are currently allocated into the eight series of funds as follows:

   NAME OF FUND                                        AUTHORIZED NO. OF SHARES
   ------------                                        ------------------------
Money Market Fund.....................................        100,000,000
All America Fund......................................        500,000,000
Equity Index Fund.....................................        150,000,000
Bond Fund.............................................        325,000,000
Short-Term Bond Fund..................................         50,000,000
Mid-Term Bond Fund....................................         75,000,000
Composite Fund........................................        200,000,000
Aggressive Equity Fund................................        500,000,000
                                                            -------------
  Sub Total...........................................      1,900,000,000
Shares to be allocated at the discretion of the Board
 of Directors.........................................      1,100,000,000
                                                            -------------
  Total...............................................      3,000,000,000
                                                            =============

  Transactions in shares were as follows:

                                  FOR THE SIX MONTHS ENDED JUNE 30, 1998
                          ---------------------------------------------------------
                          MONEY MARKET  ALL AMERICA  EQUITY INDEX       BOND
                              FUND         FUND          FUND           FUND
                          ------------  -----------  ------------ -----------------
Shares issued...........   16,821,331    11,203,117   61,736,026      55,727,666
Shares issued to
 shareholders as
 reinvestment of
 dividends..............          --            --           --              --
                          -----------   -----------   ----------     -----------
Total...................   16,821,331    11,203,117   61,736,026      55,727,666
Shares redeemed.........   36,840,703    23,482,776   32,821,638      33,161,699
                          -----------   -----------   ----------     -----------
Net increase (decrease).  (20,019,372)  (12,279,659)  28,914,388      22,565,967
                          ===========   ===========   ==========     ===========
                                  FOR THE SIX MONTHS ENDED JUNE 30, 1998
                          ---------------------------------------------------------
                           SHORT-TERM    MID-TERM     COMPOSITE   AGGRESSIVE EQUITY
                           BOND FUND     BOND FUND       FUND           FUND
                          ------------  -----------  ------------ -----------------
Shares issued...........    6,992,473     4,301,157    5,214,544      18,759,558
Shares issued to
 shareholders as
 reinvestment of
 dividends..............          --            --           --              --
                          -----------   -----------   ----------     -----------
Total...................    6,992,473     4,301,157    5,214,554      18,759,558
Shares redeemed.........    2,325,161     7,650,067    8,134,510      38,648,993
                          -----------   -----------   ----------     -----------
Net increase (decrease).    4,667,312    (3,348,910)  (2,919,966)    (19,889,435)
                          ===========   ===========   ==========     ===========

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                     FOR THE YEAR ENDED DECEMBER 31, 1997
                               --------------------------------------------------
                               MONEY MARKET ALL AMERICA  EQUITY INDEX    BOND
                                   FUND        FUND          FUND        FUND
                               ------------ -----------  ------------ -----------
Shares issued................   25,436,145  18,307,611    55,500,928   89,348,390
Shares issued to shareholders
 as reinvestment of
 dividends...................    3,575,177  31,672,092     2,398,380   18,616,691
                                ----------  ----------    ----------  -----------
Total........................   29,011,322  49,979,703    57,899,308  107,965,081
Shares redeemed..............   37,008,064  53,217,275     7,724,686   56,494,335
                                ----------  ----------    ----------  -----------
Net increase (decrease)......   (7,996,742) (3,237,572)   50,174,622   51,470,747
                                ==========  ==========    ==========  ===========
                                     FOR THE YEAR ENDED DECEMBER 31, 1997
                               --------------------------------------------------
                                SHORT-TERM   MID-TERM     COMPOSITE   AGGRESSIVE
                                BOND FUND    BOND FUND       FUND     EQUITY FUND
                               ------------ -----------  ------------ -----------
Shares issued................    4,388,108   7,758,608    16,004,173   82,801,715
Shares issued to shareholders
 as reinvestment of
 dividends...................      902,033   1,007,176    41,594,212   17,718,305
                                ----------  ----------    ----------  -----------
Total........................    5,290,141   8,765,784    57,598,385  100,520,020
Shares redeemed..............    6,050,019   7,440,628    29,544,518   14,247,788
                                ----------  ----------    ----------  -----------
Net increase (decrease)......     (759,878)  1,325,156    28,053,867   86,272,232
                                ==========  ==========    ==========  ===========

5. DIVIDENDS

  No dividends have been declared or paid as of June 30, 1998. It is the Investment Company's practice to declare and distribute such dividends at the end of the year in conformity with Internal Revenue Code regulations.